PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya Strategic Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 26.6%
209,523
(1)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.189%,
05/25/2036 $ 184,150
0.0
1,159,438
(1)(2)
Agate Bay Mortgage
Trust 2015-2 B3,
3.611%,
03/25/2045 1,050,544
0.1
475,938
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.514%,
06/25/2045 390,675
0.0
1,552,482
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.658%,
12/25/2045 1,314,926
0.1
1,000,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.658%,
12/25/2045 728,702
0.1
1,137,085
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.759%,
03/25/2046 764,312
0.1
3,089,000
(1)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,781,150
0.2
4,234,000
(1)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 3,852,190
0.2
378,158
(1)
Alternative Loan Trust
2004-J7 M1, 4.243%,
(US0001M + 1.020%),
10/25/2034 374,807
0.0
313,248
(1)
Alternative Loan Trust
2005-10CB 1A2,
5.500%, (US0001M +
0.450%),
05/25/2035 235,182
0.0
314,754  Alternative Loan Trust
2005-23CB A15,
5.500%,
07/25/2035 265,194
0.0
18,962
(1)
Alternative Loan Trust
2005-53T2 2A6,
5.650%, (US0001M +
0.500%),
11/25/2035 9,693
0.0
34,654  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 29,425
0.0
170,224
(1)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(US0001M + 0.400%),
04/25/2035 131,912
0.0
30,520  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 16,093
0.0
472,502
(1)
Alternative Loan Trust
2006-18CB A10,
5.550%, (US0001M +
0.400%),
07/25/2036 202,941
0.0
111,734
(1)
Alternative Loan Trust
2006-19CB A12,
5.550%, (US0001M +
0.400%),
08/25/2036 53,176
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
473,169
(1)
Alternative Loan Trust
2006-19CB A28,
5.750%, (US0001M +
0.600%),
08/25/2036 $ 232,274
0.0
827,363  Alternative Loan
Trust 2006-27CB A5,
6.000%,
11/25/2036 462,605
0.0
250,805
(1)
Alternative Loan
Trust 2006-HY11 A1,
5.390%, (US0001M +
0.240%),
06/25/2036 227,096
0.0
821,339  Alternative Loan
Trust 2007-15CB A5,
5.750%,
07/25/2037 512,623
0.0
120,552
(1)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (US0001M +
0.600%),
03/25/2037 51,829
0.0
174,150
(1)
Alternative Loan
Trust 2007-HY8C A1,
5.470%, (US0001M +
0.320%),
09/25/2047 151,322
0.0
529,287
(1)
Alternative Loan Trust
2007-OA4 A1, 5.490%,
(US0001M + 0.340%),
05/25/2047 456,004
0.0
460,888
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 420,678
0.0
282,191
(1)
Banc of America
Funding Trust 2007-
2 1A16, 5.750%,
(US0001M + 0.600%),
03/25/2037 212,440
0.0
1,447,941
(1)
Banc of America
Funding Trust 2007-
C 7A1, 5.577%,
(US0001M + 0.420%),
05/20/2047 1,281,225
0.1
122,967
(1)
Bear Stearns ALT-A
Trust 2005-3 4A3,
3.759%,
04/25/2035 120,970
0.0
383,855
(1)
Bear Stearns ALT-A
Trust 2006-6 31A1,
3.781%,
11/25/2036 217,962
0.0
543,778
(1)
Bear Stearns ALT-A
Trust 2006-6 32A1,
3.817%,
11/25/2036 287,536
0.0
83,376
(1)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 4.098%,
01/26/2036 66,787
0.0
1,097,900
(1)(2)
Bellemeade Re Ltd.
2019-1A M2, 7.850%,
(US0001M + 2.700%),
03/25/2029 1,106,501
0.1
2,100,000
(1)(2)
Bellemeade RE Ltd.
2021-3A M1C, 6.617%,
(SOFR30A + 1.550%),
09/25/2031 2,045,589
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
922,829
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.897%,
03/25/2050 $ 792,798
0.1
1,200,434
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.897%,
03/25/2050 987,285
0.1
131,961
(1)(2)
Chase Home Lending
Mortgage Trust 2019-
ATR2 A3, 3.500%,
07/25/2049 117,114
0.0
307,792
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 4.374%,
09/25/2036 267,899
0.0
40,592
(1)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 3.810%,
11/25/2034 36,927
0.0
252,060
(1)
CHL Mortgage Pass-
Through Trust 2005-
HYB9 2A1, 5.512%,
(US0012M + 1.750%),
02/20/2036 225,874
0.0
1,856,920
(1)(2)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 1,655,430
0.1
144,658
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 135,451
0.0
170,120
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 157,476
0.0
167,838
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 149,373
0.0
251,758
(1)(2)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 224,683
0.0
1,596,083
(1)(2)
CIM Trust 2019-J1 B3,
3.944%,
08/25/2049 1,363,605
0.1
2,971,433
(1)(2)
CIM Trust 2019-J2 B2,
3.771%,
10/25/2049 2,521,125
0.2
1,867,559
(1)(2)
CIM Trust 2019-J2 B3,
3.771%,
10/25/2049 1,555,713
0.1
1,217,870
(1)(2)
CIM Trust 2020-J2 B3,
2.759%,
01/25/2051 888,776
0.1
1,812,965
(1)(2)
CIM Trust 2021-J3 B3,
2.617%,
06/25/2051 1,248,961
0.1
387,796  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 338,534
0.0
72,018
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 4.421%,
03/25/2036 56,049
0.0
32,634
(1)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 4.098%,
11/25/2036 28,040
0.0
167,562
(1)(2)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 157,156
0.0
68,832
(1)
Citigroup Mortgage
Loan Trust, Inc. 2005-4
A, 4.189%,
08/25/2035 68,154
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
238,265  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 $ 231,108
0.0
798,280
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.250%,
(US0001M + 4.100%),
07/25/2039 820,534
0.1
1,432,303
(1)(2)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.150%,
(US0001M + 2.000%),
01/25/2040 1,434,365
0.1
1,700,000
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.800%,
(US0001M + 3.650%),
02/25/2040 1,755,157
0.1
2,000,000
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 9.567%,
(SOFR30A + 4.500%),
01/25/2042 2,011,866
0.1
288,447  CSMC Mortgage-
Backed Trust 2007-
2 3A6, 5.400%,
03/25/2037 157,997
0.0
426,499
(1)(2)
CSMC Trust 2013-
7 A11, 3.500%,
08/25/2043 380,657
0.0
284,940
(1)(2)
CSMC Trust 2017-
HL1 A12, 3.500%,
06/25/2047 252,136
0.0
1,631,429
(1)
CSMC Trust 2019-
AFC1 A3, 2.877%,
07/25/2049 1,493,895
0.1
2,969,575
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 1,787,182
0.1
5,854,428
(2)
Deephaven Residential
Mortgage Trust 2022-2
A1, 4.300%,
03/25/2067 5,446,583
0.3
372,892
(1)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 A1, 5.450%,
(US0001M + 0.300%),
04/25/2037 250,833
0.0
80,292
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.057%,
06/27/2037 71,310
0.0
914,277
(1)(2)
Ellington Financial
Mortgage Trust 2022-2
A1, 4.299%,
04/25/2067 868,262
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
392,959
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.600%, (US0001M +
2.450%),
07/25/2031 $ 394,612
0.0
65,469
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R02 1M2,
7.450%, (US0001M +
2.300%),
08/25/2031 65,471
0.0
54,489
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R03 1M2,
7.300%, (US0001M +
2.150%),
09/25/2031 54,561
0.0
201,066
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R07 1M2,
7.250%, (US0001M +
2.100%),
10/25/2039 201,401
0.0
1,124,726
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.200%, (US0001M +
2.050%),
01/25/2040 1,129,584
0.1
3,540,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.150%, (US0001M +
3.000%),
01/25/2040 3,405,748
0.2
3,898,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
8.800%, (US0001M +
3.650%),
02/25/2040 4,049,704
0.3
750,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R04 1B1,
10.317%, (SOFR30A +
5.250%),
03/25/2042 782,369
0.1
418,164
(3)
Fannie Mae Interest
Strip 343 6, 5.000%,
10/25/2033 64,052
0.0
17,415,367
(3)
Fannie Mae Interest
Strip 427 C18,
3.500%,
03/25/2039 2,438,414
0.2
31,125,509
(3)
Fannie Mae Interest
Strip 427 C38,
3.000%,
04/25/2049 5,640,182
0.4
77,677
(1)(3)
Fannie Mae REMIC
Trust 2000-
26 SP, 3.350%,
(-1.000*US0001M +
8.500%),
08/25/2030 4,660
0.0
88,925
(1)(3)
Fannie Mae REMIC
Trust 2002-
13 SR, 1.450%,
(-1.000*US0001M +
6.600%),
03/25/2032 3,411
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,056,825
(1)(3)
Fannie Mae REMIC
Trust 2004-
53 UC, 2.400%,
(-1.000*US0001M +
7.550%),
07/25/2034 $ 116,031
0.0
84,908
(1)(3)
Fannie Mae REMIC
Trust 2004-
64 SW, 1.900%,
(-1.000*US0001M +
7.050%),
08/25/2034 5,291
0.0
41,495
(1)(3)
Fannie Mae REMIC
Trust 2004-
66 SE, 1.350%,
(-1.000*US0001M +
6.500%),
09/25/2034 2,444
0.0
677,394
(1)(3)
Fannie Mae REMIC
Trust 2005-
59 NS, 1.600%,
(-1.000*US0001M +
6.750%),
05/25/2035 17,757
0.0
303,753
(1)
Fannie Mae REMIC
Trust 2006-11 FA,
5.450%, (US0001M +
0.300%),
03/25/2036 299,682
0.0
96,390
(1)
Fannie Mae REMIC
Trust 2006-
46 SP, 5.315%,
(-1.000*US0001M +
24.200%),
06/25/2036 113,173
0.0
367,092
(1)(3)
Fannie Mae REMIC
Trust 2007-
18 BS, 1.450%,
(-1.000*US0001M +
6.600%),
06/25/2035 28,392
0.0
3,124,721
(1)(3)
Fannie Mae REMIC
Trust 2007-
22 SD, 1.250%,
(-1.000*US0001M +
6.400%),
03/25/2037 270,261
0.0
1,833,845
(1)(3)
Fannie Mae REMIC
Trust 2007-
55 S, 1.610%,
(-1.000*US0001M +
6.760%),
06/25/2037 153,873
0.0
1,416,439
(1)(3)
Fannie Mae REMIC
Trust 2008-
94 SI, 0.350%,
(-1.000*US0001M +
5.500%),
04/25/2036 93,114
0.0
202,914
(1)(3)
Fannie Mae REMIC
Trust 2009-
25 SN, 1.400%,
(-1.000*US0001M +
6.550%),
04/25/2039 17,859
0.0
868,747
(1)(3)
Fannie Mae REMIC
Trust 2009-
70 PS, 1.600%,
(-1.000*US0001M +
6.750%),
01/25/2037 81,136
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
148,348
(1)
Fannie Mae REMIC
Trust 2010-15 FD,
5.890%, (US0001M +
0.740%),
03/25/2040 $ 148,225
0.0
139,061
(1)(3)
Fannie Mae REMIC
Trust 2011-
123 SD, 1.450%,
(-1.000*US0001M +
6.600%),
08/25/2039 337
0.0
384,223
(1)
Fannie Mae REMIC
Trust 2011-47 GF,
5.720%, (US0001M +
0.570%),
06/25/2041 379,585
0.0
43,038
(1)
Fannie Mae REMIC
Trust 2012-10 UF,
5.700%, (US0001M +
0.550%),
02/25/2042 42,512
0.0
7,664,669
(3)
Fannie Mae REMIC
Trust 2012-111 UI,
3.000%,
10/25/2027 302,776
0.0
619,008
(3)
Fannie Mae REMIC
Trust 2012-121 DI,
2.500%,
11/25/2027 20,963
0.0
6,159,573
(3)
Fannie Mae REMIC
Trust 2012-128 KI,
3.000%,
11/25/2027 257,277
0.0
6,956,486
(1)(3)
Fannie Mae REMIC
Trust 2012-
133 NS, 1.000%,
(-1.000*US0001M +
6.150%),
12/25/2042 693,786
0.1
1,390,766
(3)
Fannie Mae REMIC
Trust 2012-148 IB,
3.500%,
01/25/2028 61,885
0.0
3,819,325
(1)(3)
Fannie Mae REMIC
Trust 2012-
150 PS, 1.000%,
(-1.000*US0001M +
6.150%),
01/25/2043 362,412
0.0
8,623,095
(1)(3)
Fannie Mae REMIC
Trust 2012-
66 IB, 0.050%,
(-1.000*US0001M +
6.050%),
06/25/2042 18,499
0.0
152,584
(1)(3)
Fannie Mae REMIC
Trust 2012-84 KI,
6.000%, (US0001M +
6.000%),
08/25/2042 28,779
0.0
319,844
(3)
Fannie Mae REMIC
Trust 2012-93 IL,
3.000%,
09/25/2027 11,709
0.0
6,494,884
(3)
Fannie Mae REMIC
Trust 2013-1 LI,
2.500%,
02/25/2028 237,958
0.0
173,440
(1)(3)
Fannie Mae REMIC
Trust 2013-
116 SC, 1.050%,
(-1.000*US0001M +
6.200%),
04/25/2033 1,937
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,464,718
(3)
Fannie Mae REMIC
Trust 2013-137 PI,
5.000%,
10/25/2041 $ 287,033
0.0
6,807,943
(1)(3)
Fannie Mae REMIC
Trust 2013-
19 JS, 1.050%,
(-1.000*US0001M +
6.200%),
10/25/2041 290,208
0.0
1,235,508
(3)
Fannie Mae REMIC
Trust 2013-2 NI,
4.000%,
02/25/2043 175,423
0.0
2,582,169
(3)
Fannie Mae REMIC
Trust 2013-21 KI,
3.000%,
03/25/2028 100,721
0.0
3,862,081
(3)
Fannie Mae REMIC
Trust 2013-32 EI,
2.500%,
04/25/2033 282,802
0.0
967,278
(3)
Fannie Mae REMIC
Trust 2013-41 BI,
3.000%,
05/25/2028 42,806
0.0
2,078,314
(3)
Fannie Mae REMIC
Trust 2013-67 AI,
3.000%,
07/25/2028 79,871
0.0
1,207,831
(3)
Fannie Mae REMIC
Trust 2013-69 PI,
3.000%,
04/25/2033 78,182
0.0
2,892,900
(1)(3)
Fannie Mae REMIC
Trust 2013-
97 JS, 1.000%,
(-1.000*US0001M +
6.150%),
04/25/2038 193,947
0.0
8,622,550
(3)
Fannie Mae REMIC
Trust 2015-40 AI,
6.000%,
05/25/2037 1,615,305
0.1
5,885,869
(1)(3)
Fannie Mae REMIC
Trust 2016-
19 SB, 0.950%,
(-1.000*US0001M +
6.100%),
04/25/2046 386,077
0.0
1,891,479
(3)
Fannie Mae REMIC
Trust 2016-4 BI,
4.000%,
02/25/2046 341,213
0.0
1,306,784
(3)
Fannie Mae REMIC
Trust 2016-61 PI,
4.500%,
01/25/2046 219,650
0.0
13,582,180
(1)(3)
Fannie Mae REMIC
Trust 2017-
16 SG, 0.900%,
(-1.000*US0001M +
6.050%),
03/25/2047 1,376,430
0.1
27,951,384
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 US, 1.050%,
(-1.000*US0001M +
6.200%),
12/25/2048 1,870,621
0.1
8,889,954
(3)
Fannie Mae REMIC
Trust 2019-15 AI,
4.000%,
04/25/2059 1,813,880
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,744,532
(1)(3)
Fannie Mae REMIC
Trust 2019-
17 SA, 0.950%,
(-1.000*US0001M +
6.100%),
04/25/2049 $ 964,862
0.1
12,113,878
(1)(3)
Fannie Mae REMIC
Trust 2019-
8 SB, 0.950%,
(-1.000*US0001M +
6.100%),
03/25/2049 849,899
0.1
13,090,186
(3)
Fannie Mae REMIC
Trust 2020-47 PI,
4.000%,
07/25/2050 2,651,292
0.2
19,307,914
(1)(3)
Fannie Mae REMIC
Trust 2020-
49 SB, 0.950%,
(-1.000*US0001M +
6.100%),
07/25/2050 2,644,037
0.2
15,650,254
(3)
Fannie Mae REMIC
Trust 2020-52 AI,
4.000%,
08/25/2050 2,496,680
0.2
39,294,896
(3)
Fannie Mae REMIC
Trust 2020-64 IO,
3.000%,
09/25/2050 7,156,677
0.5
21,884,344
(3)
Fannie Mae REMIC
Trust 2020-65 CI,
4.000%,
09/25/2050 3,917,622
0.3
22,251,724
(3)
Fannie Mae REMIC
Trust 2020-67 JI,
4.000%,
09/25/2050 4,394,039
0.3
17,102,475
(3)
Fannie Mae REMIC
Trust 2021-18 IY,
4.500%,
08/25/2049 3,950,186
0.3
19,030,513
(3)
Fannie Mae REMIC
Trust 2021-2 PI,
2.000%,
02/25/2051 1,906,427
0.1
20,851,452
(3)
Fannie Mae REMIC
Trust 2021-28 GI,
4.000%,
05/25/2051 4,147,881
0.3
39,103,136
(3)
Fannie Mae REMIC
Trust 2021-65 KI,
3.500%,
10/25/2051 6,749,389
0.4
63,223  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A7,
6.000%,
02/25/2037 27,343
0.0
175,805
(1)(2)
Flagstar Mortgage Trust
2017-2 A7, 3.500%,
10/25/2047 158,644
0.0
604,832
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.945%,
03/25/2048 515,744
0.0
757,831
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 696,000
0.1
3,570,826
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.186%,
07/25/2048 3,167,580
0.2
899,901
(1)(2)
Flagstar Mortgage Trust
2018-5 B3, 4.464%,
09/25/2048 788,091
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
245,042
(1)(2)
Flagstar Mortgage
Trust 2018-6RR 1A7,
4.000%,
10/25/2048 $ 224,393
0.0
3,390,336
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.921%,
10/25/2048 3,175,296
0.2
1,386,959
(1)(2)
Flagstar Mortgage Trust
2019-2 B1, 4.032%,
12/25/2049 1,223,537
0.1
1,941,742
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.032%,
12/25/2049 1,699,466
0.1
3,283,962
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.212%,
03/25/2050 2,831,017
0.2
2,814,825
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.212%,
03/25/2050 2,372,288
0.2
3,638,141
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.780%,
04/25/2051 2,641,407
0.2
1,182
(1)(3)
Freddie Mac REMIC
Trust 2266 S, 3.357%,
(-1.000*US0001M +
8.550%),
11/15/2030 35
0.0
100,029
(1)(3)
Freddie Mac REMIC
Trust 2374 S, 2.907%,
(-1.000*US0001M +
8.100%),
06/15/2031 8,570
0.0
51,730
(1)(3)
Freddie Mac
REMIC Trust
2417 SY, 3.207%,
(-1.000*US0001M +
8.400%),
12/15/2031 5,532
0.0
216,510
(1)(3)
Freddie Mac
REMIC Trust 2525
SM, 2.807%,
(-1.000*US0001M +
8.000%),
02/15/2032 21,615
0.0
106,870
(1)(3)
Freddie Mac
REMIC Trust
2577 SA, 2.257%,
(-1.000*US0001M +
7.450%),
02/15/2033 9,934
0.0
1,028,334
(1)(3)
Freddie Mac
REMIC Trust
2781 SB, 1.957%,
(-1.000*US0001M +
7.150%),
04/15/2034 88,358
0.0
222,202
(1)
Freddie Mac REMIC
Trust 2921 PF,
5.543%, (US0001M +
0.350%),
01/15/2035 220,611
0.0
198,983
(1)(3)
Freddie Mac
REMIC Trust
2981 CS, 1.527%,
(-1.000*US0001M +
6.720%),
05/15/2035 12,131
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
48,535
(1)(3)
Freddie Mac
REMIC Trust
2981 SU, 2.607%,
(-1.000*US0001M +
7.800%),
05/15/2030 $ 3,450
0.0
236,955
(1)(3)
Freddie Mac
REMIC Trust
2989 HS, 1.957%,
(-1.000*US0001M +
7.150%),
08/15/2034 36,526
0.0
103,862
(1)(3)
Freddie Mac
REMIC Trust 3018
SM, 2.007%,
(-1.000*US0001M +
7.200%),
08/15/2035 10,931
0.0
121,333
(1)
Freddie Mac
REMIC Trust
3031 BP, 8.000%,
(-1.000*US0001M +
44.975%),
08/15/2035 115,418
0.0
387,687
(1)(3)
Freddie Mac REMIC
Trust 3049 PI, 1.457%,
(-1.000*US0001M +
6.650%),
10/15/2035 34,178
0.0
2,566,365
(1)(3)
Freddie Mac REMIC
Trust 3128 JI, 1.437%,
(-1.000*US0001M +
6.630%),
03/15/2036 228,546
0.0
47,084
(4)
Freddie Mac REMIC
Trust 3151 PO,
0.000%,
05/15/2036 38,169
0.0
1,311,124
(1)(3)
Freddie Mac
REMIC Trust
3222 SN, 1.407%,
(-1.000*US0001M +
6.600%),
09/15/2036 106,763
0.0
1,130,942
(1)(3)
Freddie Mac REMIC
Trust 3298 S, 0.917%,
(-1.000*US0001M +
6.110%),
04/15/2037 80,312
0.0
402,897
(1)(3)
Freddie Mac
REMIC Trust
3523 SA, 0.807%,
(-1.000*US0001M +
6.000%),
09/15/2036 26,131
0.0
363,238
(1)(3)
Freddie Mac
REMIC Trust 3582
MS, 0.957%,
(-1.000*US0001M +
6.150%),
10/15/2039 28,042
0.0
138,265
(1)(3)
Freddie Mac
REMIC Trust
3624 TS, 0.116%,
(-1.000*US0001M +
4.800%),
01/15/2040 4,176
0.0
514,772
(3)
Freddie Mac REMIC
Trust 3688 BI, 5.000%,
07/15/2040 81,107
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
352,038
(1)
Freddie Mac REMIC
Trust 3740 FB,
5.693%, (US0001M +
0.500%),
10/15/2040 $ 343,631
0.0
1,870,194
(3)
Freddie Mac REMIC
Trust 4097 IC, 2.500%,
08/15/2027 59,602
0.0
774,812
(3)
Freddie Mac REMIC
Trust 4116 IL, 4.500%,
05/15/2042 88,860
0.0
6,450,736
(3)
Freddie Mac REMIC
Trust 4120 TI, 2.500%,
10/15/2027 222,622
0.0
876,592
(3)
Freddie Mac REMIC
Trust 4136 QI,
3.000%,
11/15/2032 43,110
0.0
554,345
(3)
Freddie Mac REMIC
Trust 4143 IK, 4.000%,
10/15/2041 40,708
0.0
11,489,324
(1)(3)
Freddie Mac
REMIC Trust
4146 SA, 0.957%,
(-1.000*US0001M +
6.150%),
12/15/2042 1,197,161
0.1
445,252
(3)
Freddie Mac REMIC
Trust 4153 YI, 3.000%,
09/15/2042 12,050
0.0
1,664,645
(3)
Freddie Mac REMIC
Trust 4157 IH, 3.500%,
01/15/2043 253,490
0.0
839,767
(3)
Freddie Mac REMIC
Trust 4162 DI, 2.000%,
02/15/2028 23,654
0.0
3,088,881
(3)
Freddie Mac REMIC
Trust 4182 IL, 3.000%,
03/15/2028 135,541
0.0
2,018,100
(3)
Freddie Mac REMIC
Trust 4186 IA, 3.000%,
03/15/2033 175,784
0.0
100,007
(3)
Freddie Mac REMIC
Trust 4261 ID, 6.500%,
06/15/2032 7,082
0.0
137,939
(3)
Freddie Mac REMIC
Trust 4266 LI, 3.500%,
06/15/2028 1,086
0.0
23,283,682
(1)(3)
Freddie Mac
REMIC Trust
4273 PS, 0.907%,
(-1.000*US0001M +
6.100%),
11/15/2043 1,707,814
0.1
378,020
(3)
Freddie Mac REMIC
Trust 4287 CI, 4.500%,
07/15/2041 39,785
0.0
1,625,261
(3)
Freddie Mac REMIC
Trust 4290 EI, 5.000%,
12/15/2043 298,879
0.0
74,436
(3)
Freddie Mac REMIC
Trust 4333 AI, 5.500%,
02/15/2044 11,996
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,046,048
(1)
Freddie Mac
REMIC Trust
4385 LS, 0.542%,
(-1.000*US0001M +
9.333%),
07/15/2037 $ 734,751
0.1
1,754,413
(3)
Freddie Mac REMIC
Trust 4494 LI, 5.000%,
12/15/2043 183,865
0.0
6,257,987
(1)(3)
Freddie Mac
REMIC Trust
4618 SA, 0.807%,
(-1.000*US0001M +
6.000%),
09/15/2046 670,497
0.0
1,531,126
(3)
Freddie Mac REMIC
Trust 4625 BI, 3.500%,
06/15/2046 254,811
0.0
1,686,859
(3)
Freddie Mac REMIC
Trust 4708 KI, 4.500%,
11/15/2046 254,575
0.0
11,739,064
(3)
Freddie Mac REMIC
Trust 4813 IO,
5.500%,
08/15/2048 2,310,444
0.2
20,353,457
(1)(3)
Freddie Mac
REMIC Trust
4903 NS, 0.950%,
(-1.000*US0001M +
6.100%),
08/25/2049 2,009,161
0.1
11,318,132
(1)(3)
Freddie Mac
REMIC Trust
4909 SJ, 0.900%,
(-1.000*US0001M +
6.050%),
09/25/2049 1,372,309
0.1
4,502,084
(1)(3)
Freddie Mac
REMIC Trust
4910 SD, 0.857%,
(-1.000*US0001M +
6.050%),
06/15/2049 520,497
0.0
14,181,939
(1)(3)
Freddie Mac
REMIC Trust
4910 SH, 0.900%,
(-1.000*US0001M +
6.050%),
09/25/2049 1,659,976
0.1
18,479,365
(1)(3)
Freddie Mac
REMIC Trust
4924 SY, 0.900%,
(-1.000*US0001M +
6.050%),
10/25/2049 2,282,592
0.1
13,558,042
(3)
Freddie Mac REMIC
Trust 4967 IQ,
4.000%,
02/25/2050 2,713,526
0.2
35,728,906
(3)
Freddie Mac REMIC
Trust 4974 I, 4.000%,
04/25/2050 7,011,248
0.4
32,552,570
(3)
Freddie Mac REMIC
Trust 5010 MI,
3.000%,
09/25/2050 4,837,205
0.3
19,295,473
(3)
Freddie Mac REMIC
Trust 5036 CI, 4.000%,
12/25/2049 3,833,970
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,026,553
(3)
Freddie Mac REMIC
Trust 5049 UI, 3.000%,
12/25/2050 $ 4,819,472
0.3
10,536,675
(3)
Freddie Mac REMIC
Trust 5052 BI, 5.000%,
12/25/2050 2,393,377
0.2
13,869,946
(3)
Freddie Mac REMIC
Trust 5074 GI,
2.000%,
02/25/2051 1,510,549
0.1
23,219,312
(3)
Freddie Mac REMIC
Trust 5081 CI, 2.000%,
03/25/2051 2,380,530
0.2
16,329,583
(3)
Freddie Mac REMIC
Trust 5133 CI, 4.500%,
07/25/2039 2,782,946
0.2
17,777,963
(3)
Freddie Mac REMIC
Trust 5138 CI, 4.000%,
07/25/2050 3,528,339
0.2
10,818,244
(3)
Freddie Mac REMIC
Trust 5142 LI, 2.500%,
09/25/2051 1,684,039
0.1
9,531,496
(3)
Freddie Mac REMIC
Trust 5261 IC, 4.000%,
01/25/2050 1,783,658
0.1
753,629
(1)(2)
Freddie Mac STACR
Remic Trust 2020-
DNA2 M2, 7.000%,
(US0001M + 1.850%),
02/25/2050 756,374
0.1
852,308
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
HQA1 M2, 7.050%,
(US0001M + 1.900%),
01/25/2050 852,048
0.1
5,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.467%,
(SOFR30A + 3.400%),
10/25/2041 5,088,297
0.3
6,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.817%,
(SOFR30A + 3.750%),
12/25/2041 5,827,115
0.4
5,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.417%,
(SOFR30A + 2.350%),
12/25/2041 4,752,675
0.3
3,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.467%,
(SOFR30A + 3.400%),
01/25/2042 3,657,301
0.2
3,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.567%,
(SOFR30A + 2.500%),
01/25/2042 2,907,207
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 9.417%,
(SOFR30A + 4.350%),
04/25/2042 $ 3,507,316
0.2
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 10.317%,
(SOFR30A + 5.250%),
05/25/2042 2,629,564
0.2
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 10.817%,
(SOFR30A + 5.750%),
09/25/2042 1,071,975
0.1
1,200,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.317%,
(SOFR30A + 5.250%),
03/25/2042 1,244,491
0.1
3,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 10.417%,
(SOFR30A + 5.350%),
08/25/2042 3,126,817
0.2
713,014
(3)
Freddie Mac Strips 224
IO, 6.000%,
03/01/2033 121,270
0.0
340,040
(1)(3)
Freddie Mac Strips
237 S23, 1.907%,
(-1.000*US0001M +
7.100%),
05/15/2036 37,912
0.0
406,341
(3)
Freddie Mac Strips 260
33, 4.000%,
05/15/2039 63,505
0.0
819,885
(3)
Freddie Mac Strips 287
IO, 3.000%,
10/15/2027 30,922
0.0
212,276
(1)(3)
Freddie Mac Strips
324 144, 6.000%,
06/15/2039 42,664
0.0
1,571,041
(1)(2)
Galton Funding
Mortgage Trust 2018-2
B2, 4.528%,
10/25/2058 1,431,857
0.1
2,340,938
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B1, 4.250%,
02/25/2059 2,133,154
0.1
1,877,034
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 1,702,967
0.1
3,164,390
(1)(3)
Ginnie Mae 2007-
59 SC, 1.354%,
(-1.000*US0001M +
6.500%),
07/20/2037 305,732
0.0
267,824
(1)(3)
Ginnie Mae 2008-
40 SA, 1.242%,
(-1.000*US0001M +
6.400%),
05/16/2038 16,097
0.0
515,237
(3)
Ginnie Mae 2010-143
JI, 4.000%,
08/16/2039 26,495
0.0
827,048
(3)
Ginnie Mae 2010-4 IP,
5.000%,
01/16/2039 58,739
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
457,654
(1)(3)
Ginnie Mae 2010-
4 SL, 1.242%,
(-1.000*US0001M +
6.400%),
01/16/2040 $ 43,295
0.0
20,797
(1)(3)
Ginnie Mae 2010-
98 QS, 1.454%,
(-1.000*US0001M +
6.600%),
01/20/2040 123
0.0
1,308,186
(1)(3)
Ginnie Mae 2011-
101 BI, 0.650%,
(-1.000*US0001M +
6.650%),
11/20/2037 28,948
0.0
103,639
(1)(3)
Ginnie Mae 2011-
101 EI, 6.000%,
(-1.000*US0001M +
109.161%),
10/16/2039 21,904
0.0
1,307,495
(3)
Ginnie Mae 2011-124
KI, 4.000%,
08/20/2039 66,734
0.0
3,650,258
(1)(3)
Ginnie Mae 2011-
25 AS, 0.914%,
(-1.000*US0001M +
6.060%),
02/20/2041 241,428
0.0
1,270,433
(3)
Ginnie Mae 2012-148
IP, 3.500%,
04/20/2041 46,241
0.0
14,240
(3)
Ginnie Mae 2012-149
BI, 3.500%,
10/20/2041 1,286
0.0
1,625,030
(3)
Ginnie Mae 2012-39
PI, 4.000%,
03/16/2042 157,212
0.0
2,712,074
(1)(3)
Ginnie Mae 2013-
103 DS, 1.004%,
(-1.000*US0001M +
6.150%),
07/20/2043 218,832
0.0
17,498,087
(1)(3)
Ginnie Mae 2013-
130 SB, 0.016%,
(-1.000*US0001M +
5.050%),
09/16/2043 555,723
0.0
66,355
(1)(3)
Ginnie Mae 2013-
134 DS, 0.954%,
(-1.000*US0001M +
6.100%),
09/20/2043 6,056
0.0
162,096
(3)
Ginnie Mae 2013-44
LI, 4.500%,
01/16/2043 19,389
0.0
652,524
(3)
Ginnie Mae 2013-81
IO, 4.500%,
01/16/2040 47,883
0.0
7,322,564
(1)(3)
Ginnie Mae 2014-
58 SM, 0.942%,
(-1.000*US0001M +
6.100%),
04/16/2044 672,616
0.0
1,851,102
(3)
Ginnie Mae 2014-84
PI, 4.500%,
04/20/2043 210,624
0.0
1,650,113
(3)
Ginnie Mae 2015-132
BI, 4.000%,
11/20/2044 204,714
0.0
2,646,234
(1)(3)
Ginnie Mae 2015-
69 IL, 0.200%,
(-1.000*US0001M +
6.700%),
07/20/2034 18,767
0.0
174,100
(3)
Ginnie Mae 2015-94
IU, 4.000%,
08/20/2044 23,752
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,777,275
(1)(3)
Ginnie Mae 2016-
66 ES, 0.893%,
(-1.000*US0001M +
6.050%),
05/20/2046 $ 571,912
0.0
378,687
(3)
Ginnie Mae 2016-8 PI,
4.000%,
10/20/2044 45,388
0.0
5,364,966
(1)(3)
Ginnie Mae 2018-
153 SQ, 1.043%,
(-1.000*US0001M +
6.200%),
11/20/2048 404,507
0.0
13,141,601
(1)(3)
Ginnie Mae 2018-
93 SJ, 1.043%,
(-1.000*US0001M +
6.200%),
07/20/2048 1,098,474
0.1
147,386
(3)
Ginnie Mae 2019-111
TI, 5.000%,
09/20/2049 25,009
0.0
90,524
(3)
Ginnie Mae 2019-86
GI, 6.500%,
07/20/2049 16,476
0.0
342,026
(3)
Ginnie Mae 2019-86
HI, 5.500%,
07/20/2049 66,780
0.0
11,157,444
(1)(3)
Ginnie Mae 2019-
89 SC, 0.943%,
(-1.000*US0001M +
6.100%),
07/20/2049 1,196,949
0.1
42,884,840
(3)
Ginnie Mae 2021-194
IK, 3.000%,
11/20/2051 6,900,488
0.4
251,834
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 223,958
0.0
399,972
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 352,662
0.0
1,007,388
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 895,878
0.1
2,279,046
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B2, 3.632%,
05/25/2050 1,884,967
0.1
3,603,378
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.632%,
05/25/2050 2,871,831
0.2
1,479,646
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.073%,
08/25/2049 1,242,225
0.1
79,662
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 74,150
0.0
3,654,715
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.379%,
11/25/2049 3,287,465
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,780,230
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.379%,
11/25/2049 $ 3,357,129
0.2
446,913
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.975%,
03/25/2050 398,471
0.0
455,831
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.975%,
03/25/2050 400,086
0.0
1,752,595
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.425%,
10/25/2050 1,278,567
0.1
1,655,196
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.650%,
08/25/2051 1,153,082
0.1
3,785,104
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ4 B3, 2.617%,
09/25/2051 2,547,178
0.2
4,900,116
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ5 B3, 2.588%,
10/25/2051 3,445,628
0.2
966,559
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.387%,
04/25/2052 693,659
0.1
969,027
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.387%,
04/25/2052 637,441
0.0
2,528,971
(2)
GS Mortgage-Backed
Securities Trust 2021-
PJ9 A4, 2.500%,
02/26/2052 1,960,317
0.1
2,431,976
(2)
GS Mortgage-Backed
Securities Trust 2022-
NQM1 A4, 4.000%,
05/25/2062 2,191,922
0.1
330,124
(1)
HarborView Mortgage
Loan Trust 2007-
5 A1A, 5.347%,
(US0001M + 0.190%),
09/19/2037 289,265
0.0
4,769,000
(1)(2)
Home RE Ltd. 2019-1
M2, 8.400%, (US0001M
+ 3.250%),
05/25/2029 4,863,702
0.3
947
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
6.010%, (US0001M +
0.860%),
08/25/2029 902
0.0
2,600,000
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,694,327
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
52,910
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
5.570%, (US0001M +
0.420%),
04/25/2046 $ 47,567
0.0
72,971
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
4.000%,
08/25/2049 68,607
0.0
1,039,655
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.456%,
08/25/2049 966,945
0.1
2,518,988
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.456%,
08/25/2049 2,178,602
0.1
1,389,469
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.621%,
06/25/2049 1,294,552
0.1
2,417,433
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.160%,
05/25/2052 1,584,397
0.1
934,352
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 757,533
0.1
1,490,387
(1)
JP Morgan Mortgage
Trust 2005-A4 B1,
4.700%,
07/25/2035 1,357,343
0.1
70,334  JP Morgan Mortgage
Trust 2005-S3 1A10,
6.000%,
01/25/2036 36,395
0.0
149,158  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 81,056
0.0
395,419  JP Morgan Mortgage
Trust 2006-S3 1A30,
6.500%,
08/25/2036 143,167
0.0
784,352
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B3,
2.766%,
10/25/2029 685,478
0.0
452,708
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B3,
3.802%,
05/25/2046 403,088
0.0
2,095,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.802%,
05/25/2046 1,524,300
0.1
368,068
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 330,134
0.0
808,510
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.450%,
01/25/2047 668,080
0.0
1,309,524
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.740%,
08/25/2047 1,162,256
0.1
1,788,466
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B1,
3.356%,
10/26/2048 1,647,269
0.1
522,185
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B3,
3.780%,
12/25/2048 458,436
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,474,412
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.780%,
12/25/2048 $ 1,255,460
0.1
1,023,941
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B5,
3.780%,
12/25/2048 753,555
0.1
2,133,519
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B2,
3.612%,
06/25/2048 1,793,882
0.1
2,191,352
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.710%,
09/25/2048 1,846,821
0.1
440,438
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.712%,
10/25/2048 379,486
0.0
104,597
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 91,955
0.0
160,041
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A3,
4.000%,
01/25/2049 147,842
0.0
3,592,291
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.047%,
01/25/2049 3,100,303
0.2
911,436
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.263%,
02/25/2049 803,092
0.1
1,801,380
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B3,
4.263%,
02/25/2049 1,554,259
0.1
187,284
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 173,209
0.0
422,741
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 392,343
0.0
2,759,957
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B1,
4.475%,
11/25/2049 2,572,076
0.2
107,651
(1)(2)
JP Morgan Mortgage
Trust 2019-6 A3,
3.500%,
12/25/2049 97,392
0.0
913,053
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.241%,
02/25/2050 733,160
0.1
439,663
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 385,668
0.0
927,163
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.418%,
03/25/2050 766,666
0.1
3,685,560
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.954%,
10/25/2049 3,400,337
0.2
271,258
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 241,413
0.0
3,931,337
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.376%,
05/25/2050 3,357,572
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,416
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 A18,
4.000%,
12/25/2049 $ 20,259
0.0
1,833,871
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.699%,
12/25/2049 1,719,990
0.1
1,858,967
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.699%,
12/25/2049 1,733,865
0.1
2,621,539
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.381%,
03/25/2050 2,368,862
0.2
6,102,061
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.381%,
03/25/2050 5,402,984
0.3
282,592
(1)(2)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 244,502
0.0
2,902,943
(1)(2)
JP Morgan Mortgage
Trust 2020-3 B2,
3.846%,
08/25/2050 2,443,432
0.2
144,056
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 137,585
0.0
744,194
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A5,
3.500%,
06/25/2050 711,260
0.1
2,459,549
(1)(2)
JP Morgan Mortgage
Trust 2022-2 B3,
3.132%,
08/25/2052 1,728,073
0.1
1,794,820
(1)(2)
JP MORGAN
MORTGAGE TRUST
2018-5 A13, 3.500%,
10/25/2048 1,543,252
0.1
561,776
(1)(2)
JP Morgan Trust
2015-3 B3, 3.594%,
05/25/2045 495,147
0.0
1,327,529
(1)(2)
JP Morgan Trust
2015-3 B4, 3.594%,
05/25/2045 920,536
0.1
70,859
(1)
Lehman XS Trust
Series 2005-5N 1A2,
5.510%, (US0001M +
0.360%),
11/25/2035 68,411
0.0
1,811,083
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.902%,
07/01/2051 1,320,675
0.1
2,790,720
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.322%,
03/25/2052 1,976,627
0.1
2,000,000
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,411,403
0.1
655,000
(1)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
6.950%, (US0001M +
1.800%),
09/25/2035 635,232
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
992,772
(1)
Morgan Stanley
Mortgage Loan Trust
2006-9AR A2, 5.450%,
(US0001M + 0.300%),
08/25/2036 $ 297,180
0.0
324,600
(1)(2)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 306,565
0.0
1,300,000
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.417%,
(SOFR30A + 3.350%),
04/25/2034 1,291,251
0.1
218,800
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 195,774
0.0
360,096
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 332,873
0.0
256,964
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 225,955
0.0
1,859,258
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 1,441,194
0.1
2,500,000
(1)
OBX Trust 2022-
NQM4 A1B, 3.900%,
04/25/2062 2,168,789
0.1
2,176,755
(1)(2)
Oceanview Mortgage
Trust 2021-1 B3,
2.722%,
05/25/2051 1,522,989
0.1
1,196,116,048
(2)
(3)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 3,512,694
0.2
16,650  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 13,891
0.0
144,872
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 137,170
0.0
6,856,000
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.767%,
(SOFR30A + 2.700%),
12/27/2033 6,967,317
0.4
2,295,153
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.829%,
09/25/2049 1,990,085
0.1
1,549,857
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.474%,
02/25/2050 1,288,186
0.1
2,505,633
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 1,942,227
0.1
5,396,634
(1)(2)
RCKT Mortgage Trust
2021-6 B3, 2.795%,
12/25/2051 3,563,714
0.2
947,537
(1)(2)
RCKT Mortgage Trust
2022-3 A21, 3.000%,
05/25/2052 766,996
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
825,628
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 $ 757,356
0.1
519,134
(1)(2)
Sequoia Mortgage Trust
2015-1 B1, 3.920%,
01/25/2045 489,033
0.0
1,356,234
(1)(2)
Sequoia Mortgage Trust
2017-1 B2, 3.607%,
02/25/2047 1,192,778
0.1
1,099,213
(1)(2)
Sequoia Mortgage Trust
2018-6 B1, 4.161%,
07/25/2048 996,986
0.1
519,121
(2)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.447%,
03/25/2048 471,931
0.0
1,606,570
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.262%,
06/25/2049 1,449,171
0.1
1,519,155
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.262%,
06/25/2049 1,320,673
0.1
1,981,527
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.718%,
12/25/2049 1,670,729
0.1
1,982,438
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.718%,
12/25/2049 1,622,826
0.1
831,222
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.863%,
03/25/2049 805,245
0.1
80,429
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 78,674
0.0
173,290
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 161,354
0.0
1,855,164
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.496%,
09/25/2049 1,702,694
0.1
187,406
(1)(2)
Sequoia Mortgage Trust
2020-1 A1, 3.500%,
02/25/2050 166,306
0.0
1,407,691
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.639%,
03/25/2050 1,134,439
0.1
549,434
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.651%,
05/25/2051 387,120
0.0
1,196,112
(1)(2)
Sequoia Mortgage Trust
2021-5 B3, 3.050%,
07/25/2051 816,050
0.1
1,080,307
(1)(2)
Sequoia Mortgage Trust
2022-1 B3, 2.944%,
02/25/2052 777,565
0.1
2,848,402
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.646%,
10/25/2047 2,503,394
0.2
2,148,630
(1)(2)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.646%,
10/25/2047 1,892,564
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000
(1)(2)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 $ 1,452,203
0.1
25,996
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 4.934%,
03/25/2035 23,713
0.0
6,000,000
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 7.967%,
(SOFR30A + 2.900%),
02/25/2034 5,938,561
0.4
2,458,878
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.228%,
12/25/2051 1,699,066
0.1
60,279,896
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 X, 0.229%,
01/25/2045 606
0.0
23,619,552
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR2 X, 0.001%,
01/25/2045 237
0.0
11,563
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
3.816%,
10/25/2036 10,486
0.0
55,832
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.230%,
10/25/2036 50,546
0.0
283,004
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
3.342%,
11/25/2036 243,630
0.0
39,537
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
3.693%,
08/25/2046 35,470
0.0
69,760
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.768%,
12/25/2036 62,618
0.0
363,078
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.472%,
03/25/2037 289,228
0.0
43,865
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY7 2A2,
3.597%,
07/25/2037 37,215
0.0
803,923
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
4.756%,
07/25/2034 758,250
0.1
113,517
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.082%,
06/25/2034 107,172
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
73,640
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 3.342%,
11/25/2036 $ 63,394
0.0
427,538
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.750%,
(US0001M + 0.900%),
11/25/2035 359,017
0.0
405,194  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-11 A1, 5.750%,
01/25/2036 334,990
0.0
501,953  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 451,931
0.0
595,221
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-5 2CB2, 5.750%,
(US0001M + 0.600%),
07/25/2036 339,516
0.0
1,605,858
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR5 3A, 4.916%,
(12MTA + 0.940%),
07/25/2046 1,003,698
0.1
644,303
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 4.936%,
(12MTA + 0.960%),
08/25/2046 363,628
0.0
453,325  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 402,366
0.0
95,258  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 88,850
0.0
20,104
(1)
Wells Fargo Alternative
Loan Trust 2007-
PA2 2A1, 5.580%,
(US0001M + 0.430%),
06/25/2037 16,216
0.0
1,337,404
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.663%,
07/25/2047 1,120,925
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
419,789
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR12 1A1,
4.657%,
09/25/2036 $ 383,639
0.0
84,258
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 4.360%,
12/28/2037 75,995
0.0
1,485,650
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.514%,
09/25/2049 1,004,568
0.1
1,883,776
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.371%,
12/25/2049 1,532,978
0.1
2,778,012
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.159%,
07/25/2050 2,264,119
0.1
1,919,567
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.708%,
12/25/2050 1,268,630
0.1
381,768
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.753%,
08/20/2045 339,079
0.0
Total Collateralized
Mortgage Obligations
(Cost $489,825,208)
424,695,221
26.6
CORPORATE BONDS/NOTES : 20.6%
Basic Materials : 1.3%
350,000
(2)(5)
ASP Unifrax Holdings,
Inc., 7.500%,
09/30/2029 217,078
0.0
1,225,000
(2)
Braskem Netherlands
Finance BV, 7.250%,
02/13/2033 1,204,640
0.1
1,350,000  Celulosa Arauco y
Constitucion SA,
3.875%,
11/02/2027 1,241,818
0.1
645,000
(2)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 581,658
0.0
350,000
(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 308,016
0.0
625,000
(2)(5)
Coeur Mining, Inc.,
5.125%,
02/15/2029 516,287
0.0
600,000
(2)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 511,482
0.0
625,000
(2)
Constellium SE,
5.625%,
06/15/2028 589,002
0.0
600,000
(2)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 586,209
0.0
1,800,000
(2)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 1,627,573
0.1
1,125,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,048,662
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
685,000
(2)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 $ 597,844
0.0
800,000
(2)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 730,824
0.1
200,000  Inversiones CMPC SA,
4.375%,
04/04/2027 192,307
0.0
925,000
(2)(6)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 881,290
0.1
810,000
(2)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 680,849
0.1
905,000
(2)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 793,151
0.1
1,000,000
(2)
MEGlobal BV, 2.625%,
04/28/2028 873,891
0.1
100,000
(2)
Novelis Corp., 3.250%,
11/15/2026 90,628
0.0
765,000
(2)
Novelis Corp., 3.875%,
08/15/2031 630,384
0.1
315,000
(2)
Novelis Corp., 4.750%,
01/30/2030 280,244
0.0
675,000
(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 598,420
0.0
325,000
(2)
OCP SA, 3.750%,
06/23/2031 269,597
0.0
490,000
(5)
Olin Corp., 5.000%,
02/01/2030 453,250
0.0
485,000  Olin Corp., 5.125%,
09/15/2027 462,946
0.0
800,000
(2)
Olympus Water US
Holding Corp., 6.250%,
10/01/2029 579,361
0.0
200,000
(2)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 180,500
0.0
600,000
(2)
SPCM SA, 3.125%,
03/15/2027 538,622
0.0
1,350,000  Suzano Austria GmbH,
5.000%,
01/15/2030 1,278,112
0.1
200,000  Suzano Austria GmbH,
6.000%,
01/15/2029 198,910
0.0
700,000
(2)
Taseko Mines Ltd.,
7.000%,
02/15/2026 638,716
0.1
810,000
(2)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 375,354
0.0
735,000
(2)
Tronox, Inc., 4.625%,
03/15/2029 611,471
0.1
20,369,096
1.3
Communications : 2.0%
700,000
(2)
Acuris Finance US, Inc.
/ Acuris Finance Sarl,
5.000%,
05/01/2028 544,177
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
800,000
(2)
Altice France Holding
SA, 6.000%,
02/15/2028 $ 390,981
0.0
1,000,000
(2)
Altice France SA/
France, 5.500%,
10/15/2029 716,142
0.1
375,000
(2)
Altice France SA/
France, 8.125%,
02/01/2027 325,135
0.0
625,000  AMC Networks, Inc.,
4.250%,
02/15/2029 336,686
0.0
750,000
(2)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 492,979
0.0
810,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 613,006
0.1
1,170,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 935,335
0.1
740,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 674,984
0.1
1,070,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 997,529
0.1
225,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 219,585
0.0
3,016,000  Comcast Corp.,
2.937%,
11/01/2056 1,966,218
0.1
200,000
(2)
CommScope
Technologies LLC,
5.000%,
03/15/2027 139,497
0.0
325,000
(2)
CommScope
Technologies LLC,
6.000%,
06/15/2025 303,337
0.0
375,000
(2)
CommScope, Inc.,
4.750%,
09/01/2029 296,010
0.0
660,000
(2)
CommScope, Inc.,
7.125%,
07/01/2028 469,465
0.0
450,000
(2)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 437,497
0.0
325,000  CSC Holdings LLC,
5.250%,
06/01/2024 302,643
0.0
1,300,000
(2)
CSC Holdings LLC,
5.750%,
01/15/2030 615,661
0.1
400,000
(2)
CSC Holdings LLC,
7.500%,
04/01/2028 228,605
0.0
700,000
(2)
CSC Holdings LLC,
11.250%,
05/15/2028 679,640
0.1
660,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 598,495
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
725,000  DISH DBS Corp.,
5.125%,
06/01/2029 $ 337,372
0.0
275,000
(2)
DISH DBS Corp.,
5.250%,
12/01/2026 221,113
0.0
425,000
(2)
DISH DBS Corp.,
5.750%,
12/01/2028 316,905
0.0
375,000  DISH DBS Corp.,
7.375%,
07/01/2028 201,165
0.0
525,000  Embarq Corp., 7.995%,
06/01/2036 318,024
0.0
375,000
(2)
GCI LLC, 4.750%,
10/15/2028 320,167
0.0
880,000
(2)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 584,226
0.1
275,000
(2)
iHeartCommunications,
Inc., 5.250%,
08/15/2027 210,669
0.0
600,000
(2)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 518,571
0.0
450,000
(2)
LCPR Senior Secured
Financing DAC,
5.125%,
07/15/2029 378,644
0.0
720,000
(2)
LCPR Senior Secured
Financing DAC,
6.750%,
10/15/2027 675,617
0.1
500,000
(2)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 301,666
0.0
300,000
(2)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 304,666
0.0
1,025,000
(2)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 942,580
0.1
640,000
(2)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 546,822
0.0
675,000
(2)
Millennium Escrow
Corp., 6.625%,
08/01/2026 497,584
0.0
475,000
(1)
Paramount Global,
6.250%,
02/28/2057 362,419
0.0
1,650,000
(1)(5)
Paramount Global,
6.375%,
03/30/2062 1,378,278
0.1
875,000
(2)
Radiate Holdco LLC /
Radiate Finance, Inc.,
6.500%,
09/15/2028 511,875
0.0
200,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 179,266
0.0
1,590,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,476,792
0.1
610,000
(2)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 420,405
0.0
775,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 664,088
0.1
375,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 302,859
0.0
405,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 343,983
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
400,000
(2)(5)
Uber Technologies, Inc.,
4.500%,
08/15/2029 $ 368,909
0.0
535,000
(2)
Uber Technologies, Inc.,
8.000%,
11/01/2026 545,854
0.0
325,000
(2)(5)
Univision
Communications, Inc.,
4.500%,
05/01/2029 279,585
0.0
1,305,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,263,343
0.1
610,000
(2)
Urban One, Inc.,
7.375%,
02/01/2028 532,048
0.0
600,000
(2)
Viasat, Inc., 5.625%,
09/15/2025 582,000
0.1
140,000
(2)
Viasat, Inc., 5.625%,
04/15/2027 130,838
0.0
325,000
(2)
Viasat, Inc., 6.500%,
07/15/2028 275,730
0.0
625,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 531,643
0.0
1,300,000
(2)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 1,138,745
0.1
765,000
(2)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 636,911
0.1
900,000
(2)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 563,498
0.1
31,448,467
2.0
Consumer, Cyclical : 3.6%
225,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 197,533
0.0
575,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 492,794
0.0
950,000
(2)
Academy Ltd., 6.000%,
11/15/2027 913,064
0.1
900,000
(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 856,000
0.1
300,000
(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 305,004
0.0
855,000
(2)
Affinity Interactive,
6.875%,
12/15/2027 753,167
0.1
175,000
(2)
Allison Transmission,
Inc., 3.750%,
01/30/2031 147,993
0.0
800,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 781,000
0.1
950,000
(2)(5)
American Airlines, Inc.,
7.250%,
02/15/2028 945,325
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
200,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 $ 198,318
0.0
1,350,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.750%,
04/20/2029 1,312,036
0.1
710,000
(2)
Arko Corp., 5.125%,
11/15/2029 577,738
0.0
500,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 458,936
0.0
475,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 422,612
0.0
600,000
(2)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 512,169
0.0
1,025,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 923,660
0.1
150,000
(2)(6)
BCPE Ulysses
Intermediate, Inc.,
7.750% (PIK Rate
8.500%, Cash Rate
7.750%),
04/01/2027 132,242
0.0
550,000
(2)
Brinker International,
Inc., 5.000%,
10/01/2024 536,965
0.0
315,000
(2)(5)
Brinker International,
Inc., 8.250%,
07/15/2030 310,662
0.0
925,000
(2)(5)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 808,552
0.1
665,000
(2)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 662,519
0.1
575,000
(2)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 577,955
0.0
475,000
(2)
Carnival Corp., 4.000%,
08/01/2028 421,524
0.0
1,025,000
(2)
Carnival Corp., 6.000%,
05/01/2029 916,114
0.1
650,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 631,273
0.0
750,000
(5)
Delta Air Lines, Inc.,
4.375%,
04/19/2028 705,629
0.1
200,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 208,676
0.0
108,782
(2)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 105,681
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
930,000
(2)
Fertitta Entertainment
LLC / Fertitta
Entertainment Finance
Co., Inc., 6.750%,
01/15/2030 $ 792,376
0.1
650,000
(2)
Foot Locker, Inc.,
4.000%,
10/01/2029 490,068
0.0
700,000
(5)
Ford Motor Co.,
6.100%,
08/19/2032 679,092
0.1
1,400,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 1,251,236
0.1
1,700,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,553,876
0.1
1,225,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 1,152,597
0.1
600,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 557,024
0.0
200,000
(2)
Gap, Inc., 3.625%,
10/01/2029 141,530
0.0
700,000
(2)
Gap, Inc., 3.875%,
10/01/2031 480,107
0.0
425,000
(2)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 427,312
0.0
880,000
(2)(5)
Hanesbrands, Inc.,
4.875%,
05/15/2026 822,656
0.1
425,000
(2)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 369,491
0.0
2,920,000  Home Depot, Inc.,
3.625%,
04/15/2052 2,330,701
0.2
725,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 684,139
0.1
935,000
(2)
Interface, Inc., 5.500%,
12/01/2028 759,461
0.1
200,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 190,110
0.0
1,100,000
(2)
International Game
Technology PLC,
5.250%,
01/15/2029 1,042,965
0.1
700,000
(2)
LBM Acquisition LLC,
6.250%,
01/15/2029 580,037
0.0
710,000
(2)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 608,361
0.0
835,000
(2)
Lions Gate Capital
Holdings LLC, 5.500%,
04/15/2029 605,667
0.0
2,183,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 1,754,949
0.1
265,000  M/I Homes, Inc.,
3.950%,
02/15/2030 226,273
0.0
670,000  M/I Homes, Inc.,
4.950%,
02/01/2028 625,234
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
305,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 $ 219,661
0.0
210,000
(2)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 187,360
0.0
525,000
(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 459,997
0.0
800,000
(2)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 664,662
0.1
300,000  MGM Resorts
International, 4.625%,
09/01/2026 283,211
0.0
300,000  MGM Resorts
International, 4.750%,
10/15/2028 272,701
0.0
150,000
(2)
Murphy Oil USA, Inc.,
3.750%,
02/15/2031 125,865
0.0
450,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 413,554
0.0
165,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 160,688
0.0
575,000
(2)(5)
NCL Corp. Ltd.,
7.750%,
02/15/2029 546,658
0.0
150,000
(2)
NCL Corp. Ltd.,
8.375%,
02/01/2028 156,877
0.0
500,000
(2)(5)
NCL Finance Ltd.,
6.125%,
03/15/2028 450,460
0.0
475,000
(2)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 493,371
0.0
1,785,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 1,670,936
0.1
420,000
(2)
Royal Caribbean
Cruises Ltd., 11.625%,
08/15/2027 457,119
0.0
535,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 528,125
0.0
750,000  Sands China Ltd.,
5.625%,
08/08/2025 732,182
0.1
1,000,000  Sands China Ltd.,
5.900%,
08/08/2028 954,150
0.1
675,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 594,624
0.0
665,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 662,048
0.1
325,000
(2)
Scientific Games
International, Inc.,
8.625%,
07/01/2025 332,198
0.0
780,000  Shea Homes L.P. /
Shea Homes Funding
Corp., 4.750%,
04/01/2029 678,322
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
910,000
(2)(5)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 $ 763,084
0.1
225,000
(2)
SRS Distribution, Inc.,
6.000%,
12/01/2029 194,511
0.0
600,000
(2)
SRS Distribution, Inc.,
6.125%,
07/01/2029 518,962
0.0
955,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 858,340
0.1
700,000
(2)
STL Holding Co. LLC,
7.500%,
02/15/2026 644,337
0.1
675,000
(2)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 623,836
0.0
785,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 640,582
0.0
150,000
(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 130,022
0.0
665,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 653,542
0.1
315,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 299,567
0.0
695,000
(2)
United Airlines, Inc.,
4.625%,
04/15/2029 633,887
0.0
930,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 855,851
0.1
250,000
(2)
Viking Cruises Ltd.,
13.000%,
05/15/2025 262,673
0.0
700,000
(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 564,292
0.0
1,956,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 1,593,965
0.1
510,000
(2)
White Cap Buyer LLC,
6.875%,
10/15/2028 462,868
0.0
655,000
(2)
William Carter Co.,
5.625%,
03/15/2027 636,162
0.0
1,000,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 948,443
0.1
100,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 98,492
0.0
300,000
(2)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 292,740
0.0
590,000
(2)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 598,074
0.0
57,259,402
3.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 2.1%
750,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 $ 717,945
0.1
805,000
(2)
ADT Security Corp.,
4.125%,
08/01/2029 696,200
0.1
635,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 550,294
0.0
330,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 304,983
0.0
715,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 695,552
0.1
300,000
(2)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 6.000%,
06/01/2029 221,760
0.0
150,000
(2)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 6.625%,
07/15/2026 142,535
0.0
450,000
(2)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 9.750%,
07/15/2027 398,425
0.0
825,000
(2)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 767,456
0.1
855,000
(2)
AMN Healthcare, Inc.,
4.625%,
10/01/2027 792,232
0.1
300,000
(2)
APi Group DE, Inc.,
4.125%,
07/15/2029 259,335
0.0
375,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 338,181
0.0
625,000
(2)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 372,775
0.0
500,000
(2)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 320,675
0.0
625,000
(2)
Bausch Health
Cos., Inc., 11.000%,
09/30/2028 445,500
0.0
660,000
(2)
BellRing Brands, Inc.,
7.000%,
03/15/2030 664,864
0.1
1,000,000
(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 906,425
0.1
350,000
(2)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 264,915
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
585,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 $ 461,426
0.0
535,000
(2)(5)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 471,979
0.0
400,000
(2)
CHS/Community Health
Systems, Inc., 6.875%,
04/15/2029 250,248
0.0
880,000
(2)
CPI CG, Inc., 8.625%,
03/15/2026 848,203
0.1
275,000
(2)
DaVita, Inc., 3.750%,
02/15/2031 220,222
0.0
1,050,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 902,567
0.1
1,025,000  Encompass Health
Corp., 4.750%,
02/01/2030 934,499
0.1
250,000
(2)
Garda World Security
Corp., 6.000%,
06/01/2029 205,114
0.0
750,000
(2)
Garda World Security
Corp., 7.750%,
02/15/2028 745,268
0.1
575,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 564,587
0.0
200,000
(2)
IQVIA, Inc., 5.000%,
10/15/2026 193,294
0.0
400,000
(2)
IQVIA, Inc., 6.500%,
05/15/2030 404,449
0.0
800,000
(2)
Jazz Securities DAC,
4.375%,
01/15/2029 714,568
0.1
599,000
(2)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 602,780
0.0
685,000
(2)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 617,449
0.0
850,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 739,507
0.1
825,000
(2)(5)
Medline Borrower L.P.,
5.250%,
10/01/2029 716,702
0.1
550,000
(2)
ModivCare, Inc.,
5.875%,
11/15/2025 510,007
0.0
475,000
(2)(5)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 358,093
0.0
800,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 716,984
0.1
400,000  New Albertsons L.P.,
7.450%,
08/01/2029 405,356
0.0
1,100,000
(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 909,001
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
630,000
(2)
PECF USS Intermediate
Holding III Corp.,
8.000%,
11/15/2029 $ 355,087
0.0
200,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 190,342
0.0
500,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 443,112
0.0
425,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 372,909
0.0
900,000
(2)
Post Holdings, Inc.,
5.625%,
01/15/2028 866,133
0.1
975,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 914,790
0.1
760,000
(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 652,031
0.1
535,000
(2)
Select Medical Corp.,
6.250%,
08/15/2026 526,445
0.0
660,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 529,544
0.0
590,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 539,690
0.0
605,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 547,154
0.0
600,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 573,472
0.0
1,075,000
(5)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,035,934
0.1
1,015,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,001,754
0.1
710,000
(2)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 610,075
0.0
550,000
(2)
United Natural
Foods, Inc., 6.750%,
10/15/2028 456,569
0.0
255,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 216,256
0.0
495,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 471,503
0.0
125,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 119,434
0.0
600,000
(2)
Varex Imaging Corp.,
7.875%,
10/15/2027 598,053
0.0
275,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 251,748
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
568,000
(2)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 $ 564,433
0.0
33,188,823
2.1
Energy : 3.3%
510,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 474,392
0.0
610,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 588,855
0.0
375,000
(2)
Antero Resources
Corp., 5.375%,
03/01/2030 347,505
0.0
635,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 597,091
0.0
250,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 240,310
0.0
435,000
(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 388,534
0.0
825,000  Cenovus Energy, Inc.,
5.250%,
06/15/2037 760,936
0.1
805,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 798,826
0.1
850,000
(2)
Civitas Resources, Inc.,
8.375%,
07/01/2028 860,668
0.1
575,000
(2)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 488,276
0.0
1,600,000
(2)
Cosan Luxembourg SA,
7.500%,
06/27/2030 1,585,920
0.1
1,025,000
(2)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 962,895
0.1
1,050,000
(2)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 6.000%,
02/01/2029 981,503
0.1
350,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 345,340
0.0
525,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 486,934
0.0
162,000  Devon Energy Corp.,
4.500%,
01/15/2030 152,674
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
275,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 $ 241,600
0.0
575,000
(2)
DT Midstream, Inc.,
4.375%,
06/15/2031 496,091
0.0
795,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 768,546
0.1
2,500,000  Ecopetrol SA, 6.875%,
04/29/2030 2,282,530
0.2
3,175,000  Ecopetrol SA, 8.875%,
01/13/2033 3,146,725
0.2
1,450,000
(2)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 1,239,728
0.1
500,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 474,460
0.0
1,200,000  Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 1,162,615
0.1
340,000
(2)
Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 329,408
0.0
750,000
(2)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 681,437
0.0
660,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 642,797
0.0
2,725,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 2,317,399
0.2
1,225,000  EnLink Midstream LLC,
5.375%,
06/01/2029 1,168,173
0.1
225,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 218,475
0.0
650,000  EQM Midstream
Partners L.P., 5.500%,
07/15/2028 615,626
0.0
345,000
(2)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 341,501
0.0
725,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 741,561
0.1
725,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 754,512
0.1
545,000
(2)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 476,052
0.0
505,000
(2)
Hess Midstream
Operations L.P.,
5.125%,
06/15/2028 473,102
0.0
205,000
(2)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 189,865
0.0
400,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 362,591
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
400,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 $ 364,644
0.0
475,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 425,185
0.0
905,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 861,103
0.1
540,000
(2)(5)
Matador Resources Co.,
6.875%,
04/15/2028 535,077
0.0
1,030,000
(2)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 946,901
0.1
400,000  Murphy Oil Corp.,
5.875%,
12/01/2027 388,954
0.0
685,000  Murphy Oil Corp.,
6.375%,
07/15/2028 675,837
0.0
535,000
(2)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 526,306
0.0
825,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 778,005
0.1
1,000,000  Petroleos del Peru SA,
4.750%,
06/19/2032 765,592
0.1
6,450,000  Petroleos Mexicanos,
5.950%,
01/28/2031 4,716,889
0.3
33,000  Petroleos Mexicanos,
6.700%,
02/16/2032 25,121
0.0
4,700,000
(2)(5)
Petroleos Mexicanos,
10.000%,
02/07/2033 4,309,297
0.3
1,625,000
(2)
Reliance Industries Ltd.,
2.875%,
01/12/2032 1,356,191
0.1
1,700,000
(2)
Reliance Industries Ltd.,
3.625%,
01/12/2052 1,214,967
0.1
1,025,000  Southwestern
Energy Co., 5.375%,
02/01/2029 966,230
0.1
835,000
(2)
SunCoke Energy, Inc.,
4.875%,
06/30/2029 702,249
0.1
315,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 279,821
0.0
690,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 604,048
0.0
395,000
(2)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
7.500%,
10/01/2025 394,627
0.0
507,813
(2)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 501,579
0.0
95,000
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 97,109
0.0
425,000
(2)
Transocean, Inc.,
7.500%,
01/15/2026 404,211
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
275,000
(2)
Venture Global
Calcasieu Pass LLC,
3.875%,
08/15/2029 $ 240,490
0.0
875,000
(2)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 753,704
0.1
400,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 406,702
0.0
400,000
(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 403,803
0.0
52,830,095
3.3
Financial : 4.5%
350,000  Ally Financial, Inc.,
5.750%,
11/20/2025 337,283
0.0
350,000  Ally Financial, Inc.,
6.700%,
02/14/2033 309,995
0.0
610,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 530,584
0.0
2,250,000
(2)(5)
Banco do Brasil SA/
Cayman, 6.250%,
04/18/2030 2,238,187
0.2
1,250,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 984,680
0.1
1,175,000
(2)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 1,170,272
0.1
2,100,000
(1)(2)
Bank Hapoalim BM,
3.255%,
01/21/2032 1,805,435
0.1
1,500,000
(1)
Bank of America Corp.,
1.530%,
12/06/2025 1,402,883
0.1
57,000
(1)
Bank of America Corp.,
2.482%,
09/21/2036 43,633
0.0
3,000,000
(1)
Bank of America Corp.,
3.384%,
04/02/2026 2,877,188
0.2
229,000
(1)
Bank of America Corp.,
3.846%,
03/08/2037 195,967
0.0
905,000
(1)
Bank of America Corp.,
5.288%,
04/25/2034 896,996
0.1
690,000
(1)
Bank of America
Corp. RR, 4.375%,
12/31/2199 590,122
0.0
1,800,000
(1)(2)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 1,803,393
0.1
800,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 694,851
0.1
625,000
(2)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 570,353
0.0
2,000,000
(1)
Capital One Financial
Corp., 4.166%,
05/09/2025 1,948,879
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
5,573,000
(1)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 $ 5,351,519
0.3
1,800,000
(1)(2)
Danske Bank A/S,
6.466%,
01/09/2026 1,796,701
0.1
255,000
(2)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 221,022
0.0
512,000
(2)
Freedom Mortgage
Corp., 8.250%,
04/15/2025 499,759
0.0
2,000,000
(1)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,873,780
0.1
750,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 611,105
0.0
7,906,000
(1)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 7,243,082
0.5
400,000
(2)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 318,014
0.0
515,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 458,960
0.0
2,000,000
(1)
Morgan Stanley,
0.985%,
12/10/2026 1,784,166
0.1
2,000,000
(1)
Morgan Stanley,
2.188%,
04/28/2026 1,878,308
0.1
2,500,000
(1)
Morgan Stanley,
4.679%,
07/17/2026 2,454,294
0.2
1,208,000
(1)
Morgan Stanley,
5.250%,
04/21/2034 1,193,406
0.1
535,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 404,936
0.0
675,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 568,545
0.0
2,591,000  Nasdaq, Inc., 3.950%,
03/07/2052 1,992,913
0.1
835,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 678,103
0.1
800,000
(5)
Navient Corp., 4.875%,
03/15/2028 685,920
0.1
450,000  Navient Corp., 5.000%,
03/15/2027 402,985
0.0
150,000  Navient Corp., 7.250%,
09/25/2023 150,247
0.0
270,000
(1)
Northern Trust Corp.,
3.375%,
05/08/2032 239,719
0.0
605,000  Northern Trust Corp.,
6.125%,
11/02/2032 627,513
0.1
375,000  OneMain Finance
Corp., 4.000%,
09/15/2030 289,088
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
875,000  OneMain Finance
Corp., 5.375%,
11/15/2029 $ 744,719
0.1
225,000  OneMain Finance
Corp., 7.125%,
03/15/2026 221,264
0.0
900,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 826,789
0.1
1,235,000
(1)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 1,114,587
0.1
6,875,000
(1)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 6,189,219
0.4
650,000
(2)
PRA Group, Inc.,
5.000%,
10/01/2029 492,693
0.0
560,000
(2)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 419,635
0.0
600,000
(2)(5)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 606,678
0.0
100,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 91,840
0.0
700,000
(2)
RLJ Lodging Trust L.P.,
4.000%,
09/15/2029 586,870
0.0
205,000  Service Properties
Trust, 4.750%,
10/01/2026 178,210
0.0
220,000  Service Properties
Trust, 5.500%,
12/15/2027 193,639
0.0
1,352,000
(1)
Truist Financial Corp.,
5.867%,
06/08/2034 1,353,171
0.1
662,000
(1)
Truist Financial Corp.
N, 4.800%,
12/31/2199 566,010
0.0
1,266,000
(1)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 1,101,420
0.1
980,000
(2)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 895,700
0.1
325,000
(2)
Uniti Group L.P. / Uniti
Fiber Holdings, Inc.
/ CSL Capital LLC,
6.000%,
01/15/2030 220,500
0.0
500,000
(2)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
6.500%,
02/15/2029 354,347
0.0
350,000
(2)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 347,537
0.0
719,000
(1)
US Bancorp, 5.836%,
06/12/2034 724,532
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,785,000
(1)
Wells Fargo & Co.,
5.389%,
04/24/2034 $ 1,774,429
0.1
2,000,000
(1)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,955,060
0.1
725,000
(2)
XHR L.P., 4.875%,
06/01/2029 622,340
0.1
100,000
(2)
XHR L.P., 6.375%,
08/15/2025 98,267
0.0
71,804,242
4.5
Industrial : 1.6%
1,025,000
(2)(6)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 831,917
0.1
375,000  Ball Corp., 3.125%,
09/15/2031 308,925
0.0
335,000  Ball Corp., 6.875%,
03/15/2028 341,974
0.0
330,000
(2)
Bombardier, Inc.,
7.500%,
02/01/2029 326,560
0.0
405,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 404,526
0.0
775,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 734,643
0.1
200,000
(2)
Builders FirstSource,
Inc., 4.250%,
02/01/2032 174,263
0.0
475,000
(2)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 444,612
0.0
100,000
(2)(5)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 95,806
0.0
775,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 725,183
0.1
800,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 817,204
0.1
220,000
(2)
Chart Industries, Inc.,
9.500%,
01/01/2031 233,644
0.0
610,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 614,392
0.0
635,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 630,237
0.0
1,000,000
(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 893,000
0.1
775,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 709,992
0.1
855,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 765,530
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
225,000
(2)
GFL Environmental,
Inc., 4.250%,
06/01/2025 $ 217,329
0.0
425,000
(2)
GFL Environmental,
Inc., 4.375%,
08/15/2029 378,857
0.0
325,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 265,251
0.0
350,000
(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 297,991
0.0
625,000
(2)
GrafTech Finance, Inc.,
4.625%,
12/15/2028 508,389
0.0
725,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 619,951
0.0
550,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 554,918
0.0
915,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 796,709
0.1
400,000
(2)(6)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 304,699
0.0
725,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 617,044
0.0
1,775,000
(2)
MISC Capital Two
Labuan Ltd., 3.750%,
04/06/2027 1,662,248
0.1
800,000
(2)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 773,436
0.1
375,000
(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 380,156
0.0
775,000
(2)
PGT Innovations, Inc.,
4.375%,
10/01/2029 723,911
0.1
575,000
(2)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 515,866
0.0
400,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 379,892
0.0
800,000
(2)
Rolls-Royce PLC,
5.750%,
10/15/2027 783,079
0.1
855,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 781,213
0.1
110,000
(2)
Sealed Air Corp.,
5.125%,
12/01/2024 108,801
0.0
370,000
(2)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 367,676
0.0
280,000
(2)
Sensata Technologies
BV, 5.000%,
10/01/2025 274,379
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
875,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 $ 749,342
0.1
870,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 701,345
0.1
510,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 442,168
0.0
570,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 539,191
0.0
440,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 437,640
0.0
425,000  TransDigm, Inc.,
4.625%,
01/15/2029 378,559
0.0
500,000  TransDigm, Inc.,
5.500%,
11/15/2027 472,180
0.0
560,000  TransDigm, Inc.,
6.375%,
06/15/2026 553,413
0.0
745,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 671,573
0.1
25,309,614
1.6
Technology : 0.5%
550,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 490,232
0.0
610,000
(2)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 522,099
0.0
345,000
(2)
Entegris Escrow Corp.,
5.950%,
06/15/2030 331,071
0.0
275,000
(2)(5)
Entegris, Inc., 3.625%,
05/01/2029 237,253
0.0
695,000
(2)
McAfee Corp., 7.375%,
02/15/2030 605,037
0.1
1,175,000
(2)
NCR Corp., 5.125%,
04/15/2029 1,041,274
0.1
300,000
(2)
Open Text Corp.,
3.875%,
12/01/2029 251,038
0.0
650,000
(2)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 551,008
0.0
2,291,000  Oracle Corp., 3.800%,
11/15/2037 1,874,502
0.1
1,253,000  Oracle Corp., 3.950%,
03/25/2051 948,130
0.1
585,000
(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 519,714
0.0
625,000
(2)
Rackspace Technology
Global, Inc., 5.375%,
12/01/2028 194,586
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
735,000
(2)
Virtusa Corp., 7.125%,
12/15/2028 $ 599,259
0.1
8,165,203
0.5
Utilities : 1.7%
1,313,137
(2)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 1,122,568
0.1
800,000
(2)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 713,823
0.0
1,250,000
(2)
Comision Federal de
Electricidad, 4.688%,
05/15/2029 1,126,412
0.1
4,028,000
(1)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 3,641,715
0.2
743,000
(1)
Duke Energy Corp.,
4.875%,
12/31/2199 715,435
0.0
714,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 779,317
0.0
1,266,000  Duke Energy Indiana
LLC YYY, 3.250%,
10/01/2049 908,680
0.1
1,200,000  Engie Energia Chile SA,
3.400%,
01/28/2030 1,000,726
0.1
625,000  Inkia Energy Ltd.,
5.875%,
11/09/2027 596,246
0.0
3,681,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 8.209%,
(US0003M + 2.910%),
04/30/2043 3,587,503
0.2
2,875,000
(1)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 2,673,672
0.2
1,525,000
(2)
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 3.875%,
07/17/2029 1,403,076
0.1
2,950,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 2,479,161
0.2
2,538,000
(1)
Southern Co., 4.475%,
08/01/2024 2,492,599
0.2
3,625,000
(1)
Southern Co. B,
4.000%,
01/15/2051 3,361,535
0.2
660,000  TransAlta Corp.,
7.750%,
11/15/2029 680,133
0.0
300,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 288,943
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
625,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 $ 599,611
0.0
28,171,155
1.7
Total Corporate Bonds/
Notes
(Cost $359,396,714)
328,546,097
20.6
COMMERCIAL MORTGAGE-BACKED SECURITIES : 18.5%
28,916,000
(1)(3)
Bank 2019-BN19 XA,
1.080%,
08/15/2061 1,264,540
0.1
555,000
(1)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 456,388
0.0
5,320,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.641%,
05/15/2050 231,894
0.0
4,380,000
(2)
BANK 2017-BNK6 D,
3.100%,
07/15/2060 2,991,496
0.2
1,600,000
(1)(2)
BANK 2017-BNK6 E,
2.766%,
07/15/2060 808,349
0.1
16,600,000
(1)(2)(3)
BANK 2017-BNK6 XE,
1.500%,
07/15/2060 812,069
0.1
9,858,362
(1)(3)
BANK 2019-BN16 XA,
1.102%,
02/15/2052 407,948
0.0
49,641,493
(1)(3)
BANK 2019-BN17 XA,
1.160%,
04/15/2052 2,231,164
0.1
57,909,369
(1)(3)
BANK 2019-BN22 XA,
0.709%,
11/15/2062 1,730,717
0.1
1,500,000
(1)
BANK 2019-BN24 C,
3.635%,
11/15/2062 1,093,565
0.1
10,680,621
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.415%,
07/15/2054 732,144
0.0
100,549,441
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.573%,
05/15/2053 1,580,627
0.1
50,211,025
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.357%,
03/15/2062 2,445,179
0.2
42,285,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B10 XB,
1.043%,
03/15/2062 1,871,572
0.1
42,040,478
(1)(3)
Benchmark Mortgage
Trust 2019-B12 XA,
1.162%,
08/15/2052 1,596,035
0.1
3,090,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 1,661,826
0.1
7,330,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
2.166%,
03/15/2052 653,135
0.0
17,440,868
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.267%,
03/15/2054 1,020,457
0.1
9,865,440
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.391%,
08/15/2054 676,623
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
BLP Commercial
Mortgage Trust 2023-
IND D, 8.387%,
(TSFR1M + 3.240%),
03/15/2040 $ 974,190
0.1
2,653,000
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 1,711,810
0.1
3,002,000
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.512%,
05/25/2052 2,081,617
0.1
4,000,000
(1)(2)
BPR Trust 2021-WILL
D, 10.193%, (US0001M
+ 5.000%),
06/15/2038 3,627,144
0.2
5,289,582
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.364%,
(US0001M + 2.171%),
10/15/2036 4,971,070
0.3
3,421,743
(1)(2)
BX Commercial
Mortgage Trust 2021-
SOAR D, 6.594%,
(US0001M + 1.400%),
06/15/2038 3,290,486
0.2
750,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.843%,
(US0001M + 1.650%),
09/15/2036 710,807
0.0
1,500,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.593%,
(US0001M + 2.400%),
09/15/2036 1,402,893
0.1
3,500,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.261%, (TSFR1M
+ 2.114%),
02/15/2036 3,254,386
0.2
3,500,000
(1)(2)
BX Trust 2021-LBA
EV, 7.261%, (TSFR1M
+ 2.114%),
02/15/2036 3,254,386
0.2
1,000,000
(1)(2)
BX Trust 2021-SDMF
D, 6.580%, (US0001M
+ 1.387%),
09/15/2034 948,198
0.1
1,500,000
(1)(2)
BX Trust 2021-SDMF
E, 6.780%, (US0001M +
1.587%),
09/15/2034 1,413,255
0.1
976,928
(1)(2)
BX Trust 2022-FOX2
C, 6.456%, (TSFR1M +
1.309%),
04/15/2039 919,231
0.1
1,180,000
(1)(2)
BX Trust 2022-LBA6
C, 6.747%, (TSFR1M +
1.600%),
01/15/2039 1,140,930
0.1
1,000,000
(1)(2)
BX Trust 2022-LBA6
D, 7.147%, (TSFR1M +
2.000%),
01/15/2039 964,700
0.1
1,500,000
(1)(2)
BX Trust 2022-VAMF
F, 8.446%, (TSFR1M +
3.299%),
01/15/2039 1,396,207
0.1
7,000,000
(2)
BX Trust 2023-LIFE C,
5.884%,
02/15/2028 6,692,133
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
91,070,088
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF1 XA, 1.290%,
05/15/2052 $ 4,063,074
0.3
37,682,654
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF2 XA, 1.324%,
11/15/2052 1,906,618
0.1
6,779,514
(1)(3)
CD Mortgage Trust
2016-CD1 XA, 1.499%,
08/10/2049 200,286
0.0
14,660,000
(1)(2)(3)
CD Mortgage Trust
2016-CD1 XB, 0.826%,
08/10/2049 265,352
0.0
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2013-
GC17 D, 5.260%,
11/10/2046 887,313
0.1
4,126,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2014-
GC19 E, 4.757%,
03/11/2047 3,498,221
0.2
6,540,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.847%,
07/10/2049 4,217,271
0.3
5,790,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.847%,
07/10/2049 3,371,041
0.2
8,661,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 6,254,946
0.4
23,176,539
(1)(3)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.173%,
10/12/2050 761,204
0.1
40,291,445
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.168%,
08/10/2056 1,697,273
0.1
924,817
(1)(3)
COMM Mortgage Trust
2012-CR3 XA, 1.380%,
10/15/2045 2,111
0.0
170,789
(1)(3)
COMM Mortgage Trust
2012-CR4 XA, 1.327%,
10/15/2045 232
0.0
1,670,000
(1)(2)
COMM Mortgage Trust
2013-CR10 E, 5.021%,
08/10/2046 1,402,337
0.1
3,460,000
(1)(2)
COMM Mortgage Trust
2013-CR10 F, 5.021%,
08/10/2046 2,675,351
0.2
9,538,494
(1)(3)
COMM Mortgage
Trust 2016-COR1 XA,
1.450%,
10/10/2049 291,226
0.0
2,290,589
(1)(3)
COMM Mortgage
Trust 2016-CR28 XA,
0.742%,
02/10/2049 31,128
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,725,000
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 $ 5,027,722
0.3
5,405,909
(1)(2)(3)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.930%,
10/05/2030 48,848
0.0
2,792,000
(2)
CSAIL Commercial
Mortgage Trust 2020-
C19 E, 2.500%,
03/15/2053 1,331,352
0.1
568,000
(1)(2)
CSWF 2021-SOP2 D,
7.510%, (US0001M +
2.317%),
06/15/2034 460,404
0.0
1,432,000
(1)(2)
CSWF 2021-SOP2 E,
8.560%, (US0001M +
3.367%),
06/15/2034 1,123,471
0.1
220,270
(1)(2)(7)
DBUBS Mortgage Trust
2011-LC2A F, 4.000%,
(US0001M + 3.650%),
07/10/2044 219,895
0.0
7,759,844
(1)(2)
EQUS Mortgage Trust
2021-EQAZ C, 6.543%,
(US0001M + 1.350%),
10/15/2038 7,472,701
0.5
963,738
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.044%, (US0001M +
2.850%),
07/15/2038 936,491
0.1
1,927,476
(1)(2)
Extended Stay America
Trust 2021-ESH F,
8.894%, (US0001M +
3.700%),
07/15/2038 1,837,433
0.1
20,040,916
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.697%,
04/25/2030 1,667,575
0.1
2,438,120
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.095%,
08/25/2036 196,631
0.0
14,878,000
(2)(4)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 8,417,111
0.5
189,216,088
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 592,975
0.0
21,120,000
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 87,405
0.0
2,000,000
(1)(2)
FRR Re-REMIC
Trust 2018-C1 B725,
2.825%,
02/27/2050 1,898,605
0.1
1,268,740
(2)(4)
FRR Re-REMIC
Trust 2018-C1 C725,
0.000%,
02/27/2050 1,184,570
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2D,
0.000%,
11/29/2050 $ 1,591,822
0.1
3,192,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 2,287,074
0.1
4,690,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 3,471,825
0.2
3,476,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 2,039,979
0.1
1,815,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 1,596,258
0.1
1,850,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,538,885
0.1
2,238,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 1,538,284
0.1
1,563,000
(2)
GAM RE-REMIC Trust
2022-FRR3 CK71,
1.400%,
11/27/2050 1,077,130
0.1
1,820,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK89,
0.000%,
01/27/2052 1,009,325
0.1
1,816,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 1,566,673
0.1
1,849,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,510,383
0.1
2,975,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.520%,
09/27/2051 2,132,236
0.1
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 1,929,207
0.1
2,751,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 2,311,859
0.1
2,238,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.110%,
09/27/2051 1,872,492
0.1
1,900,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,106,746
0.1
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 1,890,164
0.1
2,237,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 1,776,226
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2018-RIVR
F, 7.293%, (US0001M +
2.100%),
07/15/2035 $ 739,843
0.1
10,000,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2021-
ARDN B, 6.843%,
(US0001M + 1.650%),
11/15/2036 9,645,111
0.6
1,464,112
(1)(2)
GS Mortgage Securities
Trust 2012-GCJ7 E,
5.000%,
05/10/2045 856,505
0.1
500,000
(1)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 441,002
0.0
15,243,737
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.110%,
02/10/2052 609,697
0.0
40,488,114
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.213%,
07/10/2052 1,648,382
0.1
660,000  GS Mortgage Securities
Trust 2019-GSA1 B,
3.511%,
11/10/2052 540,027
0.0
81,687,768
(1)(3)
GS Mortgage Securities
Trust 2019-GSA1 XA,
0.936%,
11/10/2052 3,220,618
0.2
180,000
(1)(2)
IMT Trust 2017-
APTS EFX, 3.613%,
06/15/2034 169,486
0.0
1,750,000
(1)(2)
INTOWN Mortgage
Trust 2022-STAY D,
9.281%, (TSFR1M +
4.134%),
08/15/2039 1,743,015
0.1
4,050,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
MFP E, 7.353%,
(US0001M + 2.160%),
07/15/2036 3,892,860
0.2
2,000,000
(1)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C10 D, 4.263%,
12/15/2047 1,662,750
0.1
7,470,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2013-C13 F, 3.986%,
01/15/2046 5,695,634
0.4
5,910,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2018-
WPT FFX, 5.542%,
07/05/2033 4,770,145
0.3
3,810,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2020-
LOOP E, 3.990%,
12/05/2038 2,371,844
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
675,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.033%,
(US0001M + 1.840%),
06/15/2038 $ 582,918
0.0
1,000,000
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 D,
5.330%,
11/15/2045 936,601
0.1
2,549,000
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 D,
5.048%,
01/15/2047 2,208,530
0.1
9,560,000
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 E,
3.867%,
01/15/2047 7,838,053
0.5
2,200,000
(1)(2)
JPMBB Commercial
Mortgage Securities
Trust 2013-C17 F,
3.867%,
01/15/2047 1,158,792
0.1
1,405,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2014-C21 C,
4.798%,
08/15/2047 1,220,415
0.1
108,346
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C27 XA,
1.277%,
02/15/2048 1,427
0.0
43,674,511
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
1.063%,
10/15/2048 582,627
0.0
496,412
(1)(2)
KIND Trust 2021-KIND
D, 7.561%, (TSFR1M +
2.414%),
08/15/2038 462,216
0.0
10,033,518
(1)(2)(3)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.953%,
03/10/2050 185,368
0.0
9,952,237
(1)(2)
Med Trust 2021-MDLN
D, 7.194%, (US0001M
+ 2.000%),
11/15/2038 9,508,409
0.6
5,250,000
(1)(2)
MHP 2021-STOR F,
7.393%, (US0001M +
2.200%),
07/15/2038 4,975,307
0.3
3,109,307
(1)(2)
MHP 2022-MHIL E,
7.758%, (TSFR1M +
2.611%),
01/15/2027 2,939,583
0.2
9,881,008
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2013-C13 XA,
1.070%,
11/15/2046 2,951
0.0
5,287,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C25 D,
3.068%,
10/15/2048 4,237,695
0.3
560,000
(2)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C26 D,
3.060%,
10/15/2048 350,298
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,858,478
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 XA,
0.911%,
11/15/2052 $ 380,656
0.0
12,008,285
(1)(3)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 1.100%,
12/15/2047 99,555
0.0
30,928,780
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.994%,
12/15/2050 952,424
0.1
4,841,000
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 3,151,363
0.2
25,660,000
(1)(2)(3)
Morgan Stanley Capital
I Trust 2018-L1 XD,
1.951%,
10/15/2051 1,981,449
0.1
22,176,026
(1)(3)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.339%,
06/15/2054 1,299,680
0.1
13,000,000
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 10,564,553
0.7
7,030,000
(2)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 5,442,982
0.3
5,950,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 4,783,981
0.3
8,960,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.290%,
03/01/2050 7,033,502
0.4
2,190,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 1,630,667
0.1
2,750,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 1,935,937
0.1
2,580,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK64,
0.000%,
03/01/2050 1,750,414
0.1
3,000,000
(1)(2)
SMRT 2022-MINI E,
7.847%, (TSFR1M +
2.700%),
01/15/2039 2,835,803
0.2
874,667
(1)(2)
TTAN 2021-MHC D,
6.944%, (US0001M +
1.750%),
03/15/2038 851,728
0.1
1,000,000
(1)(2)
UBS Commercial
Mortgage Trust
2017-C5 D, 4.573%,
11/15/2050 707,491
0.0
22,214,420
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.699%,
04/15/2052 1,268,071
0.1
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 E,
2.500%,
04/15/2054 1,121,828
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
19,145,936
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.661%,
04/15/2054 $ 1,521,357
0.1
1,500,000
(1)(2)
WFLD Mortgage
Trust 2014-MONT D,
3.880%,
08/10/2031 964,025
0.1
8,000,000
(1)(2)
WFRBS Commercial
Mortgage Trust 2013-
C17 D, 5.180%,
12/15/2046 7,243,759
0.5
760,000
(2)
WFRBS Commercial
Mortgage Trust 2013-
C17 E, 3.500%,
12/15/2046 670,149
0.0
1,900,000
(2)
WFRBS Commercial
Mortgage Trust 2014-
C21 D, 3.497%,
08/15/2047 1,375,154
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $332,671,019)
294,058,549
18.5
ASSET-BACKED SECURITIES : 15.0%
Automobile Asset-Backed Securities : 0.5%
2,450,000  AmeriCredit Automobile
Receivables Trust
2019-3 D, 2.580%,
09/18/2025 2,387,167
0.2
4,400,000  AmeriCredit Automobile
Receivables Trust
2020-1 D, 1.800%,
12/18/2025 4,212,041
0.3
662,708  Santander Drive Auto
Receivables Trust
2019-2 D, 3.220%,
07/15/2025 660,951
0.0
471,270  Santander Drive Auto
Receivables Trust
2019-3 D, 2.680%,
10/15/2025 470,437
0.0
7,730,596
0.5
Home Equity Asset-Backed Securities : 0.6%
2,135,508
(1)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,690,165
0.1
2,749,200
(1)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 2,173,871
0.2
306,128
(1)
GSAA Home Equity
Trust 2006-3 A3,
5.750%, (US0001M +
0.600%),
03/25/2036 167,273
0.0
1,936,467
(1)
GSAA Home Equity
Trust 2006-4 4A3,
3.690%,
03/25/2036 1,262,810
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
835,078
(1)
GSAA Home Equity
Trust 2007-1 1A1,
5.310%, (US0001M +
0.160%),
02/25/2037 $ 259,263
0.0
835,320
(1)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 329,205
0.0
740,077
(1)
Morgan Stanley
Mortgage Loan Trust
2007-10XS A2,
6.250%,
02/25/2037 425,615
0.0
348,377
(1)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 5.610%,
(US0001M + 0.460%),
02/25/2037 313,456
0.0
3,275,989
(1)
Renaissance Home
Equity Loan Trust
2004-4 MF2, 5.818%,
02/25/2035 2,801,742
0.2
9,423,400
0.6
Other Asset-Backed Securities : 12.5%
2,500,000
(1)(2)
AMMC CLO 16 Ltd.
2015-16A CR2,
7.201%, (US0003M +
1.950%),
04/14/2029 2,500,108
0.2
2,000,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
7.199%, (US0003M +
1.900%),
04/30/2031 1,906,506
0.1
2,700,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.300%, (US0003M +
2.050%),
10/20/2030 2,592,618
0.2
2,900,000
(1)(2)
Apidos CLO XXXIII
2020-33A CR, 7.173%,
(US0003M + 1.900%),
10/24/2034 2,758,700
0.2
742,500
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 686,244
0.0
328,566
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 306,983
0.0
500,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.093%, (US0001M
+ 2.900%),
11/15/2036 475,613
0.0
2,500,000
(2)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 2,237,218
0.1
2,000,000
(1)(2)
Barings CLO Ltd.
2018-3A C, 7.150%,
(US0003M + 1.900%),
07/20/2029 1,952,684
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,000,000
(1)(2)
Benefit Street Partners
CLO V-B Ltd. 2018-5BA
B, 7.400%, (US0003M +
2.150%),
04/20/2031 $ 1,903,018
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2013-2A CR, 7.223%,
(US0003M + 1.950%),
10/22/2030 959,217
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2015-4A CR, 7.150%,
(US0003M + 1.900%),
04/20/2030 950,568
0.1
2,000,000
(1)(2)
BlueMountain CLO
XXIX Ltd. 2020-29A
CR, 7.355%, (US0003M
+ 2.100%),
07/25/2034 1,903,178
0.1
1,250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.260%, (US0003M
+ 2.000%),
04/15/2034 1,181,562
0.1
1,876,250
(2)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 1,698,813
0.1
4,000,000
(1)(2)
Bristol Park CLO Ltd.
2016-1A CR, 7.210%,
(US0003M + 1.950%),
04/15/2029 3,848,576
0.2
750,000
(1)(2)
Buttermilk Park CLO
Ltd. 2018-1A C,
7.360%, (US0003M +
2.100%),
10/15/2031 723,986
0.0
1,000,000
(1)(2)
Carlyle C17 CLO Ltd.
C17A BR, 7.149%,
(US0003M + 1.850%),
04/30/2031 954,746
0.1
1,500,000
(1)(2)
Carlyle US CLO Ltd.
2016-4A BR, 7.350%,
(US0003M + 2.100%),
10/20/2027 1,472,801
0.1
4,600,000
(1)(2)
CARLYLE US CLO Ltd.
2017-3A BR, 7.250%,
(US0003M + 2.000%),
07/20/2029 4,385,879
0.3
5,500,000
(1)(2)
CIFC Funding Ltd.
2019-2A CR, 7.360%,
(US0003M + 2.100%),
04/17/2034 5,318,181
0.3
5,000,000
(1)(2)
Crown City CLO V
2023-5A B, 8.538%,
(TSFR3M + 3.600%),
04/20/2034 4,983,625
0.3
757,231
(1)
CWABS Asset-Backed
Certificates Trust
2005-AB2 M1, 5.855%,
(US0001M + 0.705%),
09/25/2035 712,161
0.0
818,125
(2)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 749,274
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
433,125
(2)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 $ 405,305
0.0
4,038,500
(2)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 3,209,850
0.2
3,000,000
(1)(2)
Dewolf Park CLO Ltd.
2017-1A DR, 8.110%,
(US0003M + 2.850%),
10/15/2030 2,789,508
0.2
561,000
(2)
Domino's Pizza Master
Issuer LLC 2015-
1A A2II, 4.474%,
10/25/2045 535,559
0.0
1,042,250
(2)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 962,291
0.1
2,253,800
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 2,141,724
0.1
3,434,625
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,010,162
0.2
1,442,750
(2)
Driven Brands Funding
LLC 2022-1A A2,
7.393%,
10/20/2052 1,453,269
0.1
1,187,500
(2)
DRIVEN BRANDS
FUNDING LLC 2018-
1A A2, 4.739%,
04/20/2048 1,139,356
0.1
2,106,500
(2)
DRIVEN BRANDS
FUNDING LLC 2019-
1A A2, 4.641%,
04/20/2049 1,986,342
0.1
2,750,000
(1)(2)
Dryden 30 Senior Loan
Fund 2013-30A DR,
7.921%, (US0003M +
2.600%),
11/15/2028 2,550,345
0.2
1,750,000
(1)(2)
Dryden 55 CLO Ltd.
2018-55A C, 7.160%,
(US0003M + 1.900%),
04/15/2031 1,670,585
0.1
5,000,000
(1)(2)
Dryden 75 CLO
Ltd. 2019-75A CR2,
7.060%, (US0003M +
1.800%),
04/15/2034 4,699,725
0.3
3,038,725
(2)
Five Guys Funding LLC
2017-1A A2, 4.600%,
07/25/2047 2,971,701
0.2
1,750,000
(1)(2)
Invesco US CLO Ltd.
2023-1A C, 8.520%,
(TSFR3M + 3.650%),
04/22/2035 1,756,552
0.1
953,457
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 823,408
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,350,000
(1)(2)
LCM XVIII L.P. 18A
CR, 7.100%, (US0003M
+ 1.850%),
04/20/2031 $ 1,276,924
0.1
1,000,000
(1)(2)
LCM XX L.P. 20A CR,
7.200%, (US0003M +
1.950%),
10/20/2027 981,424
0.1
2,800,000
(1)(2)
LCM XXIV Ltd. 24A
CR, 7.150%, (US0003M
+ 1.900%),
03/20/2030 2,673,238
0.2
792,354
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 666,313
0.0
1,000,000
(1)(2)
Madison Park Funding
XIII Ltd. 2014-
13A CR2, 7.165%,
(US0003M + 1.900%),
04/19/2030 981,646
0.1
2,500,000
(1)(2)
Madison Park Funding
XIX Ltd. 2015-
19A B1R2, 7.123%,
(US0003M + 1.850%),
01/22/2028 2,447,887
0.2
750,000
(1)(2)
Madison Park Funding
XLI Ltd. 12A CR,
6.923%, (US0003M +
1.650%),
04/22/2027 733,246
0.0
1,000,000
(1)(2)
Magnetite VIII Ltd.
2014-8A CR2, 7.110%,
(US0003M + 1.850%),
04/15/2031 973,382
0.1
112,287
(2)
Marlette Funding Trust
2019-2A C, 4.110%,
07/16/2029 112,189
0.0
3,883,367
(2)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 3,870,043
0.2
7,000,000
(1)(2)
MF1 Ltd. 2021-FL6 D,
7.766%, (TSFR1M +
2.664%),
07/16/2036 6,498,661
0.4
1,523,302
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 1,304,150
0.1
497,981
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 455,406
0.0
635,836
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 564,028
0.0
1,125,654
(2)
Mosaic Solar Loan Trust
2019-1A A, 4.370%,
12/21/2043 1,035,641
0.1
490,260
(2)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 428,309
0.0
872,473
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 792,447
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,500,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 24
Ltd. 2017-24A CR,
7.215%, (US0003M +
1.950%),
04/19/2030 $ 3,366,545
0.2
2,300,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR,
7.160%, (US0003M +
1.900%),
10/16/2033 2,199,506
0.1
4,750,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A C,
7.160%, (US0003M +
1.900%),
10/16/2034 4,528,826
0.3
6,000,000
(1)(2)
Oaktree CLO Ltd.
2021-1A C, 7.210%,
(US0003M + 1.950%),
07/15/2034 5,687,382
0.4
2,500,000
(1)(2)
Oaktree CLO Ltd.
2021-1A D, 8.510%,
(US0003M + 3.250%),
07/15/2034 2,353,443
0.1
7,470,000
(1)(2)
Octagon Investment
Partners 31 Ltd.
2017-1A CR, 7.300%,
(US0003M + 2.050%),
07/20/2030 7,264,261
0.5
4,500,000
(1)(2)
Octagon Investment
Partners 32 Ltd.
2017-1A CR, 7.310%,
(US0003M + 2.050%),
07/15/2029 4,359,924
0.3
600,000
(1)(2)
Octagon Investment
Partners 33 Ltd.
2017-1A B, 7.100%,
(US0003M + 1.850%),
01/20/2031 577,816
0.0
4,500,000
(1)(2)
Octagon Investment
Partners XIV Ltd.
2012-1A BRR, 7.360%,
(US0003M + 2.100%),
07/15/2029 4,321,849
0.3
1,500,000
(1)(2)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.165%, (US0003M +
1.900%),
07/19/2035 1,442,290
0.1
5,000,000
(1)(2)
Palmer Square CLO
Ltd. 2020-3A CR,
8.271%, (US0003M +
2.950%),
11/15/2031 4,755,845
0.3
4,250,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
C, 7.779%, (US0003M
+ 2.400%),
05/20/2029 4,108,352
0.3
118,737
(1)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.542%,
01/25/2036 116,017
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,370,375
(2)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 $ 2,195,663
0.1
1,710,000
(1)(2)
Rad CLO 1 Ltd.
2018-1A CR, 7.010%,
(US0003M + 1.750%),
07/15/2031 1,635,748
0.1
1,600,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 7.023%,
(US0003M + 1.750%),
04/23/2034 1,534,490
0.1
1,100,000
(1)(2)
Recette Clo Ltd. 2015-
1A CRR, 7.000%,
(US0003M + 1.750%),
04/20/2034 1,039,407
0.1
2,050,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 7.150%,
(US0003M + 1.900%),
04/20/2034 1,951,008
0.1
3,270,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.410%,
(US0003M + 2.150%),
01/15/2032 3,144,412
0.2
1,356,753
(2)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 1,354,707
0.1
1,894,750
(2)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,722,019
0.1
3,170,483
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 2,693,291
0.2
840,764
(2)
SUNNOVA HELIOS II
ISSUER LLC 2018-1A
A, 4.870%,
07/20/2048 772,449
0.0
1,393,996
(2)
Sunnova Helios XI
Issuer LLC 2023-A B,
5.600%,
05/20/2050 1,310,757
0.1
4,643,299
(2)
Sunnova Sol Issuer LLC
2020-1A A, 3.350%,
02/01/2055 3,898,796
0.2
1,789,672
(2)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,680,582
0.1
3,465,885
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 3,041,919
0.2
5,535,821
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,935,684
0.3
1,050,500
(2)
Taco Bell Funding LLC
2018-1A A2II, 4.940%,
11/25/2048 993,601
0.1
1,000,000
(1)(2)
TCI-Flatiron Clo Ltd.
2017-1A C, 7.180%,
(US0003M + 1.850%),
11/18/2030 972,498
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,250,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 7.049%,
(US0003M + 1.750%),
01/29/2032 $ 2,151,560
0.1
3,100,000
(1)(2)
TCW CLO Ltd. 2021-1A
C, 7.150%, (US0003M
+ 1.900%),
03/18/2034 2,912,177
0.2
1,500,000
(1)(2)
Upland CLO Ltd.
2016-1A BR, 7.100%,
(US0003M + 1.850%),
04/20/2031 1,435,497
0.1
1,649,885
(2)
Upstart Securitization
Trust 2023-1 A,
6.590%,
02/20/2033 1,644,706
0.1
1,223,775
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,111,745
0.1
3,077,000
(2)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 2,860,340
0.2
2,000,000
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 7.212%,
(US0003M + 1.950%),
07/18/2031 1,873,392
0.1
199,011,379
12.5
Student Loan Asset-Backed Securities : 1.4%
63,570
(2)
Commonbond Student
Loan Trust-GS 2018-
CGS C, 4.350%,
02/25/2046 54,229
0.0
213,861
(2)
ELFI Graduate Loan
Program LLC 2018-A
B, 4.000%,
08/25/2042 192,294
0.0
612,865
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 548,540
0.0
1,092,294
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 1,011,935
0.1
3,662,259
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 3,361,456
0.2
4,000,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 3,394,104
0.2
1,000,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 911,024
0.1
1,000,000
(1)(2)
Sofi Professional Loan
Program LLC 2017-C
C, 4.210%,
07/25/2040 883,283
0.0
2,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 1,735,353
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
3,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 $ 2,456,960
0.1
2,250,000
(1)(2)
SoFi Professional Loan
Program LLC 2017-A
B, 3.440%,
03/26/2040 2,148,062
0.1
1,000,000
(1)(2)
SoFi Professional Loan
Program LLC 2017-A
C, 4.430%,
03/26/2040 918,765
0.1
1,000,000
(2)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 889,243
0.1
1,000,000
(2)
Sofi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 919,948
0.1
4,400,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 3,449,506
0.2
22,874,702
1.4
Total Asset-Backed
Securities
(Cost $255,901,630)
239,040,077
15.0
BANK LOANS : 7.5%
Aerospace & Defense : 0.1%
1,241,080  Peraton Corp., Term
Loan B, 8.953%,
(TSFR1M+3.750%),
02/01/2028 1,221,799
0.1
Air Transport : 0.2%
779,500  LaserShip, Inc., 2021
Term Loan, 9.693%,
(US0001M+4.500%),
05/07/2028 642,113
0.1
1,178,818  United Airlines,
Inc., 2021 Term
Loan B, 9.292%,
(US0003M+3.750%),
04/21/2028 1,179,997
0.1
463,827  Worldwide Express
Operations, LLC,
2021 1st Lien Term
Loan, 9.504%,
(TSFR3M+4.000%),
07/26/2028 441,144
0.0
170,000  Worldwide Express
Operations, LLC,
2021 2nd Lien Term
Loan, 12.504%,
(US0003M+7.000%),
07/26/2029 136,850
0.0
2,400,104
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Auto Components : 0.1%
534,955  Holley Purchaser,
Inc., 2021 Term
Loan, 9.184%,
(US0003M+3.750%),
11/17/2028 $ 465,077
0.1
322,575  RC Buyer, Inc., 2021
Term Loan, 9.004%,
(TSFR3M+3.500%),
07/28/2028 313,704
0.0
299,075  Truck Hero, Inc., 2021
Term Loan B, 8.967%,
(TSFR1M+3.750%),
01/31/2028 281,317
0.0
1,060,098
0.1
Automotive : 0.1%
397,964  Belron Finance US
LLC, 2021 USD Term
Loan B, 7.800%,
(US0003M+2.425%),
04/13/2028 397,915
0.0
491,117  Bombardier
Recreational
Products, Inc., 2020
Term Loan, 7.203%,
(TSFR1M+2.000%),
05/24/2027 488,047
0.1
345,868  IXS Holdings, Inc., 2020
Term Loan B, 9.479%,
(TSFR3M+4.250%),
03/05/2027 303,283
0.0
227,252  MajorDrive Holdings
IV LLC, Term
Loan B, 9.500%,
(US0003M+4.000%),
06/01/2028 222,636
0.0
218,784  Wand NewCo 3,
Inc., 2020 Term
Loan, 7.413%,
(US0001M+2.750%),
02/05/2026 217,382
0.0
1,629,263
0.1
Basic Materials : 0.1%
710,000  Ineos US Finance
LLC, 2023 USD Term
Loan B, 8.753%,
(TSFR3M+3.500%),
02/18/2030 706,640
0.1
645,125  IRIS Holdings Inc.,
Term Loan, 9.895%,
(TSFR3M+4.750%),
06/28/2028 552,388
0.0
605,000  Starfruit Finco B.V, 2023
Term Loan B, 8.990%,
(TSFR3M+4.000%),
04/03/2028 600,085
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Basic Materials: (continued)
386,531  U.S. Silica Company,
2023 Term Loan
B, 9.953%,
(TSFR1M+4.750%),
03/25/2030 $ 384,357
0.0
2,243,470
0.1
Building & Development : 0.1%
741,829  LHS Borrower,
LLC, 2022 Term
Loan B, 9.953%,
(SOFRTE+4.750%),
02/16/2029 623,137
0.1
446,001  Standard Industries
Inc., 2021 Term
Loan B, 7.692%,
(TSFR1M+2.500%),
09/22/2028 446,404
0.0
1,069,541
0.1
Business Equipment & Services : 0.1%
472,791  Ensono, LP, 2021
Term Loan, 9.288%,
(US0003M+3.750%),
05/26/2028 426,891
0.0
750,000  Garda World Security
Corporation, 2021
Term Loan B, 9.427%,
(TSFR1M+4.250%),
10/30/2026 747,000
0.1
1,173,891
0.1
Chemicals & Plastics : 0.2%
535,599  Charter NEX US,
Inc., 2021 Term
Loan, 8.967%,
(TSFR1M+3.750%),
12/01/2027 531,527
0.1
115,000  CPC Acquisition
Corp, Second Lien
Term Loan, 13.254%,
(TSFR3M+7.750%),
12/29/2028 50,600
0.0
200,000  CPC Acquisition Corp,
Term Loan, 9.254%,
(TSFR3M+3.750%),
12/29/2027 153,000
0.0
419,067  Ineos US Finance
LLC, 2021 USD Term
Loan B, 7.584%,
(TSFR1M+2.500%),
11/08/2028 413,791
0.0
368,430  Lonza Group AG, USD
Term Loan B, 9.267%,
(US0003M+3.925%),
07/03/2028 311,508
0.0
695,567  LSF11 A5 Holdco LLC,
Term Loan, 8.717%,
(SOFRTE+3.500%),
10/15/2028 685,895
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Chemicals & Plastics: (continued)
459,941  PQ Corporation, 2021
Term Loan B, 7.645%,
(TSFR3M+2.500%),
06/09/2028 $ 458,586
0.0
300,000  Tronox Finance
LLC, 2021 Term
Loan B, 7.443%,
(US0001M+2.250%),
03/10/2028 298,875
0.0
2,903,782
0.2
Clothing/Textiles : 0.0%
265,000  Samsonite International
S.A., 2023 Term
Loan, 7.826%,
(TSFR1M+2.750%),
06/21/2030 266,325
0.0
Commodities : 0.2%
489,822  American Builders &
Contractors Supply
Co., Inc., 2019
Term Loan, 7.203%,
(TSFR1M+2.000%),
01/15/2027 489,035
0.0
587,504  Core & Main LP, 2021
Term Loan B, 7.686%,
(TSFR1M+2.500%),
07/27/2028 586,035
0.0
430,113  Foundation Building
Materials Holding
Company LLC, 2021
Term Loan, 8.523%,
(US0003M+3.250%),
01/31/2028 419,330
0.0
695,000  Setanta Aircraft
Leasing Designated
Activity Company,
Term Loan B, 7.538%,
(US0003M+2.000%),
11/05/2028 696,031
0.1
433,880  Specialty Building
Products Holdings,
LLC, 2021 Term
Loan B, 8.443%,
(US0001M+3.250%),
10/15/2028 413,609
0.0
794,555  White Cap Buyer LLC,
Term Loan B, 8.853%,
(TSFR1M+3.750%),
10/19/2027 789,175
0.1
175,000  Windsor Holdings
III, LLC, USD Term
Loan B, 9.580%,
(TSFR1M+4.500%),
06/21/2030 172,485
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Commodities: (continued)
194,871  Yak Access, LLC, 2023
Term Loan, 11.815%,
(TSFR3M+6.400%),
03/10/2028 $ 167,589
0.0
3,733,289
0.2
Communications : 0.2%
379,150  AP Core Holdings II,
LLC, Amortization Term
Loan B1, 10.693%,
(US0001M+5.500%),
09/01/2027 364,576
0.0
845,607  Charter
Communications
Operating, LLC, 2019
Term Loan B2, 6.795%,
(TSFR1M+1.750%),
02/01/2027 841,555
0.1
553,154  CommScope, Inc., 2019
Term Loan B, 8.443%,
(US0001M+3.250%),
04/06/2026 531,719
0.1
455,000  Crown Subsea
Communications
Holding,Inc., 2023
Incremental Term
Loan, 10.525%,
(TSFR1M+5.250%),
04/27/2027 456,138
0.0
210,772  Global Tel*Link
Corporation, 2018
1st Lien Term
Loan, 9.453%,
(TSFR1M+4.250%),
11/29/2025 195,447
0.0
398,000  Go Daddy Operating
Company, LLC, 2022
Term Loan B5, 8.103%,
(TSFR1M+3.000%),
11/09/2029 399,198
0.0
493,763  Uber Technologies,
Inc., 2023 Term
Loan B, 8.014%,
(TSFR3M+2.750%),
03/03/2030 494,431
0.0
3,283,064
0.2
Consumer, Cyclical : 0.2%
365,017  Ascend Learning,
LLC, 2021 Term
Loan, 8.584%,
(TSFR1M+3.500%),
12/11/2028 345,169
0.0
364,774  BIFM CA Buyer Inc.,
Term Loan B, 8.717%,
(TSFR1M+3.500%),
06/01/2026 363,406
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
521,229  Cengage Learning,
Inc., 2021 Term
Loan B, 9.880%,
(US0003M+4.750%),
07/14/2026 $ 511,879
0.0
829,000  Clarios Global LP,
2023 Incremental
Term Loan, 8.853%,
(TSFR1M+3.750%),
05/06/2030 826,927
0.1
422,875  GVC Holdings
(Gibraltar) Limited,
2022 USD Term
Loan B2, 8.437%,
(TSFR6M+3.500%),
10/31/2029 422,664
0.0
704,675  Stars Group Holdings
B.V. (The), 2022 USD
Term Loan B, 8.489%,
(TSFR3M+3.250%),
07/22/2028 707,066
0.1
3,177,111
0.2
Consumer, Non-cyclical : 0.2%
77,111  Alvogen Pharma US,
Inc., 2022 Extended
Term Loan, 12.892%,
(TSFR3M+7.500%),
06/30/2025 63,617
0.0
309,980  Bausch & Lomb, Inc.,
Term Loan, 8.592%,
(TSFR3M+3.250%),
05/10/2027 301,649
0.0
463,838  Covetrus, Inc., Term
Loan, 10.242%,
(TSFR3M+5.000%),
10/13/2029 433,253
0.1
195,000  Fugue Finance B.V.,
2023 USD Term
Loan B, 9.764%,
(TSFR1M+4.500%),
01/31/2028 194,878
0.0
285,803  Indy US Bidco, LLC,
2023 6th Amendment
Incremental Term
Loan, 11.330%,
(TSFR1M+6.250%),
03/06/2028 270,798
0.0
275,000  Kingpin Intermediate
Holdings LLC, 2023
Term Loan B, 8.584%,
(TSFR1M+3.500%),
02/08/2028 273,625
0.0
385,000  KUEHG Corp., 2023
Term Loan, 10.239%,
(TSFR3M+5.000%),
06/12/2030 381,872
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
266,858  Sabre GLBL Inc.,
2022 1st Lien Term
Loan B, 10.203%,
(TSFR1M+5.000%),
06/30/2028 $ 213,709
0.0
671,625  Sunshine Investments
B.V., 2022 USD
Term Loan, 9.336%,
(TSFR3M+4.250%),
07/12/2029 669,106
0.1
2,802,507
0.2
Containers & Glass Products : 0.2%
333,308  Altium Packaging
LLC, 2021 Term
Loan B, 7.943%,
(US0001M+2.750%),
02/03/2028 330,461
0.0
623,700  Clydesdale Acquisition
Holdings Inc, Term
Loan B, 9.378%,
(TSFR1M+4.175%),
04/13/2029 615,064
0.1
171,311  Plastipak Packaging,
Inc., 2021 Term
Loan B, 7.750%,
(US0001M+2.500%),
12/01/2028 171,490
0.0
635,325  Pretium PKG Holdings,
Inc., 2021 1st Lien
Term Loan, 9.291%,
(US0003M+4.000%),
10/02/2028 476,811
0.0
205,000  Pretium PKG Holdings,
Inc., 2021 2nd Lien
Term Loan, 12.116%,
(US0003M+6.750%),
10/01/2029 110,700
0.0
550,951  Pro Mach Group,
Inc., 2021 Term
Loan B, 9.193%,
(US0001M+4.000%),
08/31/2028 550,263
0.1
1,882  Proampac PG
Borrower LLC, 2020
Term Loan, 8.977%,
(US0001M+3.750%),
11/03/2025 1,867
0.0
488,456  Reynolds Consumer
Products LLC, Term
Loan, 6.834%,
(TSFR1M+1.750%),
02/04/2027 488,456
0.0
343,238  Reynolds Group
Holdings Inc., 2021
Term Loan B, 8.467%,
(TSFR1M+3.250%),
09/24/2028 342,444
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Containers & Glass Products: (continued)
233,249  TricorBraun Holdings,
Inc., 2021 Term
Loan, 8.467%,
(TSFR1M+3.250%),
03/03/2028 $ 227,647
0.0
362,837  Trident TPI Holdings,
Inc., 2021 Incremental
Term Loan, 9.538%,
(US0003M+4.000%),
09/15/2028 357,913
0.0
3,673,116
0.2
Electronics/Electrical : 0.2%
250,000
(1)
Altar Bidco, Inc., 2021
Term Loan, 8.142%,
(US0003M+3.350%),
02/01/2029 246,979
0.0
379,724  Chamberlain Group Inc,
Term Loan B, 8.453%,
(TSFR1M+3.250%),
11/03/2028 371,734
0.0
150,000  Creation Technologies
Inc., 2021 Term
Loan, 10.723%,
(US0003M+5.500%),
10/05/2028 138,750
0.0
160,000  DG Investment
Intermediate Holdings
2, Inc., 2021 2nd Lien
Term Loan, 11.967%,
(TSFR1M+6.750%),
03/30/2029 142,650
0.0
448,075  DG Investment
Intermediate Holdings
2, Inc., 2021 Term
Loan, 8.967%,
(TSFR1M+3.750%),
03/31/2028 440,829
0.0
335,695  II-VI Incorporated, 2022
Term Loan B, 7.967%,
(SOFRTE+2.750%),
07/02/2029 335,974
0.0
490,639  Illuminate Merger
Sub Corp., 1st Lien
Term Loan, 8.476%,
(US0003M+3.000%),
07/21/2028 478,286
0.1
789,973  Ingram Micro Inc., 2021
Term Loan B, 9.044%,
(US0003M+3.500%),
06/30/2028 788,656
0.1
2,943,858
0.2
Energy : 0.1%
403,988  Brazos Delaware
II, LLC, 2023 Term
Loan B, 8.896%,
(TSFR1M+3.750%),
02/11/2030 401,008
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy: (continued)
624,308  Oryx Midstream
Services Permian Basin
LLC, 2023 Incremental
Term Loan, 8.539%,
(TSFR1M+3.250%),
10/05/2028 $ 624,633
0.1
289,422  Profrac Services,
LLC, 2022 Term
Loan, 12.410%,
(SOFRTE+7.250%),
03/04/2025 290,145
0.0
1,315,786
0.1
Equipment Leasing : 0.0%
429,877  Rent-A-Center, Inc.,
2021 First Lien Term
Loan B, 8.563%,
(US0003M+3.250%),
02/17/2028 428,265
0.0
Financial : 0.5%
769,639  Advisor Group,
Inc., 2021 Term
Loan, 9.692%,
(US0001M+4.500%),
07/31/2026 771,130
0.1
233,202  AmWINS Group, Inc.,
2023 Incremental
Term Loan B, 7.834%,
(TSFR1M+2.750%),
02/19/2028 232,886
0.0
290,000  AqGen Ascensus,
Inc., 2021 2nd Lien
Term Loan, 11.688%,
(US0001M+6.500%),
08/02/2029 261,000
0.0
531,917  AqGen Island
Holdings, Inc., Term
Loan, 8.693%,
(US0001M+3.500%),
08/02/2028 524,271
0.0
385,908  Aretec Group,
Inc., 2018 Term
Loan, 9.334%,
(TSFR1M+4.250%),
10/01/2025 386,239
0.0
560,025  Castlelake Aviation
Limited, Term
Loan B, 8.302%,
(US0003M+2.750%),
10/22/2026 558,119
0.0
681,496  Citadel Securities
LP, 2021 Term
Loan B, 7.717%,
(TSFR1M+2.500%),
02/02/2028 681,313
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
937,413  Edelman Financial
Center, LLC, 2021
Term Loan B, 8.943%,
(US0001M+3.750%),
04/07/2028 $ 915,416
0.1
132,700  Focus Financial
Partners, LLC, 2021
Term Loan B4, 7.603%,
(TSFR1M+2.500%),
06/30/2028 131,345
0.0
170,000  Focus Financial
Partners, LLC, 2023
Term Loan B6, 8.580%,
(TSFR1M+3.500%),
06/30/2028 169,389
0.0
255,381  HighTower Holdings
LLC, 2021 Term
Loan B, 9.150%,
(US0001M+4.000%),
04/21/2028 250,274
0.0
995,000  HUB International
Limited, 2022 Term
Loan B, 9.072%,
(TSFR3M+4.000%),
11/10/2029 995,570
0.1
290,000  IMA Financial Group,
Inc., 2023 Incremental
Term Loan, 9.439%,
(TSFR1M+4.250%),
11/01/2028 287,281
0.0
563,442  Jane Street Group,
LLC, 2021 Term
Loan, 7.967%,
(TSFR1M+2.750%),
01/26/2028 562,738
0.1
209,475  RHP Hotel Properties,
LP, 2023 Term
Loan B, 7.853%,
(TSFR1M+2.750%),
05/18/2030 209,580
0.0
497,494  USI, Inc., 2022
Incremental Term
Loan, 8.992%,
(TSFR3M+3.750%),
11/22/2029 497,450
0.0
368,750  VFH Parent LLC, 2022
Term Loan B, 8.189%,
(SOFRTE+3.000%),
01/13/2029 367,943
0.0
229,425  Walker & Dunlop,
Inc., 2023 Incremental
Term Loan B, 8.203%,
(TSFR1M+3.000%),
12/16/2028 229,999
0.0
8,031,943
0.5
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Food Products : 0.1%
483,544  8th Avenue Food
& Provisions, Inc.,
2018 1st Lien Term
Loan, 8.967%,
(TSFR1M+3.750%),
10/01/2025 $ 449,696
0.0
679,650  8th Avenue Food
& Provisions, Inc.,
2021 Incremental
Term Loan, 9.834%,
(TSFR1M+4.750%),
10/01/2025 638,022
0.1
285,000  BCPE North Star
US HoldCo 2, Inc.,
2021 2nd Lien Term
Loan, 12.788%,
(US0003M+7.250%),
06/08/2029 243,675
0.0
153,640  CHG PPC Parent
LLC, 2021 Term
Loan, 8.239%,
(TSFR1M+3.000%),
12/08/2028 152,680
0.0
302,873  IRB Holding Corp, 2022
Term Loan B, 8.203%,
(TSFR1M+3.000%),
12/15/2027 301,169
0.0
471,438  Primary Products
Finance LLC, Term
Loan, 9.040%,
(US0003M+4.000%),
03/31/2029 471,143
0.0
2,256,385
0.1
Food/Drug Retailers : 0.0%
695,040  US Foods, Inc., 2019
Term Loan B, 7.193%,
(US0001M+2.000%),
09/13/2026 695,207
0.0
Health Care : 0.6%
200,000  Accelerated Health
Systems, LLC, 2022
Term Loan B, 9.642%,
(TSFR3M+4.250%),
02/15/2029 162,900
0.0
610,759  Amneal
Pharmaceuticals
LLC, 2018 Term
Loan B, 8.584%,
(TSFR1M+3.500%),
05/04/2025 589,955
0.0
92,551
(8)
Athenahealth
Group, Inc., 2022
Delayed Draw Term
Loan, 8.580%,
(SOFRTE+3.500%),
02/15/2029 88,767
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
751,486  Athenahealth Group,
Inc., 2022 Term
Loan B, 8.589%,
(TSFR1M+3.500%),
02/15/2029 $ 720,755
0.1
719,050  CHG Healthcare
Services Inc., 2021
Term Loan, 8.443%,
(US0001M+3.250%),
09/29/2028 716,254
0.1
291,436  Gloves Buyer,
Inc., 2021 Term
Loan, 9.217%,
(US0001M+4.000%),
12/29/2027 277,593
0.0
432,353  Hunter Holdco 3
Limited, USD Term
Loan B, 9.592%,
(TSFR3M+4.250%),
08/19/2028 430,732
0.0
285,147  ICON Luxembourg
S.A.R.L., LUX Term
Loan, 7.754%,
(TSFR3M+2.250%),
07/03/2028 285,384
0.0
991,177  Jazz Financing Lux
S.a.r.l., USD Term
Loan, 8.864%,
(US0001M+3.500%),
05/05/2028 991,255
0.1
544,924  Medical Solutions
Holdings, Inc.,
2021 1st Lien Term
Loan, 8.614%,
(TSFR3M+3.250%),
11/01/2028 514,613
0.0
1,044,256  Medline Borrower,
LP, USD Term
Loan B, 8.353%,
(TSFR1M+3.250%),
10/23/2028 1,033,627
0.1
150,000  National Mentor
Holdings, Inc.,
2021 2nd Lien Term
Loan, 12.592%,
(TSFR3M+7.250%),
03/02/2029 76,875
0.0
554,403  National Mentor
Holdings, Inc., 2021
Term Loan, 8.981%,
(US0001M+3.750%),
03/02/2028 421,346
0.0
23,743  National Mentor
Holdings, Inc., 2021
Term Loan C, 9.092%,
(TSFR3M+3.750%),
03/02/2028 18,045
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
301  Pacific Dental
Services,LLC, 2021
Term Loan, 8.704%,
(US0003M+3.500%),
05/05/2028 $ 300
0.0
76,754  PRA Health
Sciences, Inc., US
Term Loan, 7.754%,
(TSFR3M+2.250%),
07/03/2028 76,817
0.0
500,000  Select Medical
Corporation, 2017
Term Loan B, 7.703%,
(TSFR1M+2.500%),
03/06/2025 499,562
0.0
635,000  Sotera Health
Holdings, LLC, 2021
Term Loan, 8.023%,
(US0003M+2.750%),
12/11/2026 629,345
0.0
732,544  Surgery Center
Holdings, Inc., 2021
Term Loan, 8.896%,
(US0001M+3.750%),
08/31/2026 732,460
0.1
717,457  Verscend Holding
Corp., 2021 Term
Loan B, 9.217%,
(US0001M+4.000%),
08/27/2025 717,794
0.1
8,984,379
0.6
Home Furnishings : 0.1%
654,563  APX Group, Inc., 2021
Term Loan B, 8.461%,
(PRIME+2.250%),
07/10/2028 655,313
0.1
244,496  Restoration
Hardware, Inc., Term
Loan B, 7.693%,
(US0001M+2.500%),
10/20/2028 236,779
0.0
260,755  Weber-Stephen
Products LLC, Term
Loan B, 8.467%,
(TSFR1M+3.250%),
10/30/2027 232,724
0.0
1,124,816
0.1
Industrial : 0.6%
261,573  ADS Tactical, Inc., 2021
Term Loan B, 10.943%,
(US0001M+5.750%),
03/19/2026 249,802
0.0
207,439  AlixPartners, LLP,
2021 USD Term
Loan B, 7.717%,
(TSFR1M+2.500%),
02/04/2028 207,106
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
766,350  Allied Universal
Holdco LLC, 2021
USD Incremental
Term Loan B, 8.953%,
(TSFR1M+3.750%),
05/12/2028 $ 744,605
0.1
469,755  Amentum Government
Services Holdings
LLC, 2022 Term
Loan, 9.147%,
(TSFR1M+4.000%),
02/15/2029 460,360
0.0
150,000  Aramark Services,
Inc., 2023 Term
Loan B6, 7.717%,
(TSFR1M+2.500%),
06/22/2030 149,812
0.0
434,809  Belfor Holdings Inc.,
Term Loan B, 9.192%,
(US0001M+4.000%),
04/06/2026 434,990
0.0
873,454  Berry Global, Inc., 2021
Term Loan Z, 6.972%,
(US0001M+1.750%),
07/01/2026 873,162
0.1
389,025  Chart Industries,
Inc., 2023 Term
Loan B, 8.941%,
(TSFR1M+3.750%),
03/15/2030 389,025
0.0
258,807  Emrld Borrower LP,
Term Loan B, 8.264%,
(TSFR3M+3.000%),
05/31/2030 259,131
0.0
403  Foley Products
Company, LLC, 2021
Term Loan, 10.142%,
(SOFRTE+4.750%),
12/29/2028 399
0.0
226,877  Garda World Security
Corporation, 2022
Term Loan B, 9.327%,
(TSFR1M+4.250%),
02/01/2029 224,778
0.0
185,000  LSF11 Trinity
Bidco, Inc., Term
Loan, 9.647%,
(TSFR3M+4.500%),
04/26/2030 183,381
0.0
65,120  Pre-Paid Legal
Services, Inc., 2021
2nd Lien Term
Loan, 12.193%,
(US0001M+7.000%),
12/14/2029 59,259
0.0
350,086  Pre-Paid Legal
Services, Inc., 2021
Term Loan, 8.943%,
(US0001M+3.750%),
12/15/2028 345,798
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
977,191  Prime Security Services
Borrower, LLC, 2021
Term Loan, 7.943%,
(US0001M+2.750%),
09/23/2026 $ 977,751
0.1
156,730  Project Castle, Inc.,
Term Loan B, 10.412%,
(TSFR3M+5.500%),
06/01/2029 133,221
0.0
497,481  Quikrete Holdings,
Inc., 2021 Term
Loan B1, 8.217%,
(US0001M+3.000%),
03/18/2029 498,414
0.1
445,439  Smyrna Ready Mix
Concrete, LLC, Term
Loan B, 9.337%,
(TSFR1M+4.250%),
04/02/2029 445,995
0.0
378,648  St. George
Warehousing &
Trucking Co. of
California, Inc., 2022
Term Loan, 11.392%,
(TSFR3M+6.000%),
03/24/2028 352,143
0.0
488,450  Trans Union, LLC, 2019
Term Loan B5, 6.953%,
(US0001M+1.750%),
11/16/2026 487,801
0.0
1,071,668  Trans Union, LLC, 2021
Term Loan B6, 7.467%,
(TSFR1M+2.250%),
12/01/2028 1,070,451
0.1
746,250  TransDigm, Inc., 2022
Term Loan H, 8.492%,
(TSFR3M+3.250%),
02/22/2027 747,225
0.1
266,667  Tutor Perini
Corporation, Term
Loan B, 10.254%,
(TSFR1M+4.750%),
08/18/2027 243,778
0.0
9,538,387
0.6
Industrial Equipment : 0.2%
285,650  Albion Financing 3
SARL, USD Term
Loan, 10.523%,
(US0003M+5.250%),
08/17/2026 280,651
0.0
473,198  Alliance Laundry
Systems LLC, Term
Loan B, 8.559%,
(TSFR3M+3.500%),
10/08/2027 472,570
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial Equipment: (continued)
480,459  American Trailer
World Corp., Term
Loan B, 8.855%,
(TSFR1M+3.750%),
03/03/2028 $ 435,296
0.0
149,620  CMBF LLC, Term
Loan, 11.146%,
(US0001M+6.000%),
08/02/2028 149,807
0.0
520,725  Conair Holdings, LLC,
Term Loan B, 9.288%,
(US0003M+3.750%),
05/17/2028 492,411
0.0
413,963  Filtration Group
Corporation, 2023 USD
Term Loan, 9.326%,
(TSFR1M+4.250%),
10/21/2028 413,639
0.0
511,883  Gates Global LLC, 2021
Term Loan B3, 7.703%,
(TSFR1M+2.500%),
03/31/2027 509,868
0.1
493,479  Titan Acquisition
Limited, 2018 Term
Loan B, 8.731%,
(US0006M+3.000%),
03/28/2025 482,376
0.0
653,865  Vertical US Newco Inc,
Term Loan B, 8.602%,
(US0006M+3.500%),
07/30/2027 650,119
0.1
3,886,737
0.2
Insurance : 0.3%
543,205  Acrisure, LLC, 2020
Term Loan B, 8.693%,
(US0001M+3.500%),
02/15/2027 529,398
0.1
456,471  Acrisure, LLC, 2021
First Lien Term
Loan B, 9.428%,
(US0001M+4.250%),
02/15/2027 448,293
0.0
489,683  Alliant Holdings
Intermediate, LLC, 2021
Term Loan B4, 8.650%,
(US0001M+3.500%),
11/06/2027 487,082
0.0
345,259  AssuredPartners,
Inc., 2020 Term
Loan B, 8.717%,
(TSFR1M+3.500%),
02/12/2027 343,015
0.0
226,705  AssuredPartners,
Inc., 2021 Term
Loan B, 8.584%,
(TSFR1M+3.500%),
02/12/2027 224,816
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Insurance: (continued)
380,188  AssuredPartners,
Inc., 2022 Term
Loan, 8.603%,
(TSFR1M+3.500%),
02/12/2027 $ 377,051
0.0
363,764  Broadstreet Partners,
Inc., 2020 Term
Loan B, 7.943%,
(US0001M+2.750%),
01/27/2027 360,581
0.0
389,868  NFP Corp., 2020
Term Loan, 8.467%,
(TSFR1M+3.250%),
02/15/2027 382,436
0.0
566,402  OneDigital Borrower
LLC, 2021 Term
Loan, 9.453%,
(SOFRTE+4.250%),
11/16/2027 558,377
0.1
807,960  Sedgwick Claims
Management Services,
Inc., 2023 Term
Loan B, 8.853%,
(TSFR1M+3.750%),
02/17/2028 803,984
0.1
4,515,033
0.3
Leisure Good/Activities/Movies : 0.2%
380,754  24 Hour Fitness
Worldwide, Inc.,
2021 Delayed Draw
Term Loan, 14.476%,
(US0003M+2.000%),
09/29/2025 342,678
0.0
356,790  24 Hour Fitness
Worldwide, Inc.,
24 Hour Fitness
Worldwide, Inc. 2021
Exit Delayed Draw
Term Loan, 17.655%,
(US0003M+14.000%),
09/29/2026 196,234
0.0
1,075,483  Alterra Mountain
Company, 2021
Series B-2 Consenting
Term Loan, 8.693%,
(US0001M+3.500%),
08/17/2028 1,074,945
0.1
205,000  Cinemark USA,
Inc., 2023 Term
Loan B, 8.834%,
(TSFR1M+3.750%),
05/24/2030 204,424
0.0
561,698  Hayward Industries,
Inc., 2021 Term
Loan, 7.967%,
(TSFR1M+2.750%),
05/30/2028 556,081
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Leisure Good/Activities/Movies: (continued)
489,975  Playtika Holding
Corp, 2021 Term
Loan, 7.943%,
(US0001M+2.750%),
03/13/2028 $ 488,865
0.0
370,000  Renaissance Holding
Corp., 2023 Refi
Term Loan, 9.834%,
(TSFR1M+4.750%),
04/05/2030 366,454
0.0
3,229,681
0.2
Lodging & Casinos : 0.3%
714,584  Bally's Corporation,
2021 Term Loan
B, 8.396%,
(US0001M+3.250%),
10/02/2028 699,667
0.1
493,113  Fertitta Entertainment,
LLC, 2022 Term
Loan B, 9.103%,
(SOFRTE+4.000%),
01/27/2029 487,950
0.0
479,859  Flynn Restaurant
Group LP, 2021 Term
Loan B, 9.467%,
(TSFR1M+4.250%),
12/01/2028 474,610
0.0
255,000  Golden Entertainment,
Inc., 2023 Term
Loan B, 7.939%,
(TSFR1M+2.750%),
05/28/2030 255,000
0.0
734,394  Hilton Grand Vacations
Borrower LLC, 2021
Term Loan B, 8.239%,
(TSFR1M+3.000%),
08/02/2028 733,170
0.1
410,641  Scientific Games
Holdings LP, 2022 USD
Term Loan B, 8.421%,
(TSFR3M+3.500%),
04/04/2029 406,277
0.0
693,000  Scientific Games
International, Inc.,
2022 USD Term
Loan, 8.248%,
(TSFR1M+3.000%),
04/14/2029 693,062
0.1
489,775  Station Casinos
LLC, 2020 Term
Loan B, 7.450%,
(US0001M+2.250%),
02/08/2027 489,031
0.0
4,238,767
0.3
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Oil & Gas : 0.1%
465,152  NorthRiver Midstream
Finance LP, 2018
Term Loan B, 8.427%,
(US0003M+3.250%),
10/01/2025 $ 465,210
0.0
551,010  TransMontaigne
Operating Company
L.P., Term Loan
B, 8.698%,
(US0001M+3.500%),
11/17/2028 544,552
0.0
598,184  Traverse Midstream
Partners LLC, 2017
Term Loan, 8.937%,
(TSFR1M+3.750%),
02/16/2028 594,819
0.1
1,604,581
0.1
Radio & Television : 0.1%
534,600  ABG Intermediate
Holdings 2 LLC, 2021
Term Loan B1, 8.703%,
(SOFRTE+3.500%),
12/21/2028 533,130
0.0
250,000  CMG Media
Corporation, 2021
Term Loan, 8.842%,
(US0003M+3.500%),
12/17/2026 224,563
0.0
2,764,859  Diamond Sports Group,
LLC, 2022 2nd Lien
Term Loan, 8.330%,
(TSFR1M+3.250%),
08/24/2026 94,467
0.0
916,539  DirecTV Financing,
LLC, Term
Loan, 10.217%,
(US0001M+5.000%),
08/02/2027 898,044
0.1
202,363  iHeartCommunications,
Inc., 2020 Term
Loan, 8.217%,
(TSFR1M+3.000%),
05/01/2026 176,055
0.0
329,975  WideOpenWest
Finance LLC, 2021
Term Loan B, 8.080%,
(TSFR1M+3.000%),
12/20/2028 326,652
0.0
2,252,911
0.1
Rail Industries : 0.1%
734,810  Genesee & Wyoming
Inc. (New), Term
Loan, 7.342%,
(TSFR3M+2.000%),
12/30/2026 734,777
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Rail Industries: (continued)
12,807  Grab Holdings Inc,
Term Loan B, 9.700%,
(US0003M+4.500%),
01/29/2026 $ 12,817
0.0
494,550  Kenan Advantage
Group, Inc., 2021 Term
Loan B1, 9.477%,
(TSFR3M+3.750%),
03/24/2026 493,391
0.0
190,000  XPO Logistics,
Inc., 2023 Term
Loan B, 7.080%,
(TSFR1M+2.000%),
05/24/2028 190,811
0.0
1,431,796
0.1
Retailers (Except Food & Drug) : 0.5%
609,399  Autokiniton US
Holdings, Inc., 2021
Term Loan B, 9.584%,
(TSFR1M+4.500%),
04/06/2028 606,885
0.0
1,014,744  CWGS Group,
LLC, 2021 Term
Loan B, 7.662%,
(US0001M+2.500%),
06/03/2028 970,983
0.1
371,798  Dealer Tire Financial,
LLC, Term Loan
B2, 9.603%,
(TSFR1M+4.500%),
12/14/2027 370,868
0.0
1,136,028  Great Outdoors Group,
LLC, 2021 Term
Loan B1, 8.943%,
(US0001M+3.750%),
03/06/2028 1,128,928
0.1
921,260  Harbor Freight Tools
USA, Inc., 2021 Term
Loan B, 7.967%,
(TSFR1M+2.750%),
10/19/2027 910,320
0.1
282,555  Jo-Ann Stores,
Inc., 2021 Term
Loan B1, 10.018%,
(US0003M+4.750%),
07/07/2028 150,225
0.0
191,629  Les Schwab Tire
Centers, Term
Loan B, 8.443%,
(US0001M+3.250%),
11/02/2027 190,830
0.0
428,579  Leslie's Poolmart,
Inc., 2021 Term
Loan B, 7.967%,
(US0001M+2.750%),
03/09/2028 428,103
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Retailers (Except Food & Drug): (continued)
505,236  Michaels Companies,
Inc., 2021 Term
Loan B, 9.754%,
(US0003M+4.250%),
04/15/2028 $ 448,397
0.0
385,171  Petco Health and
Wellness Company,
Inc., 2021 Term
Loan B, 8.754%,
(TSFR3M+3.250%),
03/03/2028 383,566
0.0
816,213  Pilot Travel Centers
LLC, 2021 Term
Loan B, 7.203%,
(TSFR1M+2.000%),
08/04/2028 815,888
0.1
174,530  RVR Dealership
Holdings, LLC, Term
Loan B, 8.971%,
(SOFRTE+3.750%),
02/08/2028 162,749
0.0
1,019,501  Staples, Inc., 7 Year
Term Loan, 10.299%,
(US0003M+5.000%),
04/16/2026 875,178
0.1
7,442,920
0.5
Technology : 1.2%
523,688  Applied Systems, Inc.,
2022 Extended 1st Lien
Term Loan, 9.742%,
(TSFR3M+4.500%),
09/18/2026 524,997
0.0
794,317  AppLovin Corporation,
2021 Term Loan
B, 8.203%,
(TSFR1M+3.100%),
10/25/2028 793,324
0.1
409,589  Asurion LLC, 2018
Term Loan B7, 8.538%,
(US0003M+3.000%),
11/03/2024 409,674
0.0
330,000  Asurion LLC, 2021
2nd Lien Term
Loan B3, 10.453%,
(US0001M+5.250%),
01/31/2028 280,441
0.0
323,400  Atlas Purchaser,
Inc., 2021 Term
Loan, 10.385%,
(US0003M+5.250%),
05/08/2028 218,632
0.0
615,171  Avaya, Inc., 2023 Exit
Term Loan, 13.739%,
(TSFR1M+8.500%),
08/01/2028 538,274
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
725,632  Banff Merger Sub
Inc, 2021 USD
Term Loan, 8.967%,
(TSFR1M+3.750%),
10/02/2025 $ 720,579
0.1
140,000
(1)
Blackhawk Networking
Holdings, Inc.,
2018 1st Lien Term
Loan, 8.264%,
(TSFR1M+2.750%),
06/15/2025 139,052
0.0
582,735  Bright Bidco B.V.,
2022 Exit Term Loan,
14.045%,
10/31/2027 312,128
0.0
357,577  CDK Global, Inc.,
2022 USD Term
Loan B, 9.492%,
(TSFR3M+4.250%),
07/06/2029 356,967
0.0
448,875  Cloud Software
Group, Inc., 2022 USD
Term Loan, 9.842%,
(TSFR3M+4.500%),
03/30/2029 420,960
0.0
324,575  Cloudera, Inc., 2021
Term Loan, 8.953%,
(TSFR1M+3.750%),
10/08/2028 317,678
0.0
280,000  Cvent, Inc., 2023
Term Loan B, 9.004%,
(TSFR3M+3.750%),
06/17/2030 277,200
0.0
45,387  Cyxtera DC Holdings,
Inc., 2023 DIP Term
Loan, 13.793%,
(TSFR3M+8.500%),
12/07/2023 45,160
0.0
36,961  Cyxtera DC Holdings,
Inc., 2023 Term
Loan, 12.289%,
(TSFR1M+7.000%),
05/01/2024 36,592
0.0
149,604  Cyxtera DC
Holdings, Inc., Term
Loan B, 8.068%,
(TSFR3M+3.000%),
05/01/2024 75,737
0.0
249,364  Endure Digital Inc.,
Term Loan, 8.792%,
(US0003M+3.500%),
02/10/2028 231,441
0.0
318,601  GoTo Group, Inc.,
Term Loan B, 9.943%,
(US0001M+4.750%),
08/31/2027 200,188
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
1,030,554  Greeneden U.S.
Holdings II, LLC,
2020 USD Term
Loan B4, 9.193%,
(TSFR1M+4.000%),
12/01/2027 $ 1,029,137
0.1
413,571  Helios Software
Holdings, Inc.,
2021 USD Term
Loan B, 8.989%,
(TSFR3M+3.750%),
03/11/2028 408,970
0.0
308,798  Hyland Software,
Inc., 2018 1st Lien
Term Loan, 8.693%,
(US0001M+3.500%),
07/01/2024 306,321
0.0
150,000  Idemia Group, 2023
USD Extended Term
Loan B4, 9.830%,
(TSFR1M+4.750%),
09/22/2028 148,125
0.0
604,328  Informatica LLC,
2021 USD Term
Loan B, 8.000%,
(US0001M+2.750%),
10/27/2028 604,580
0.1
256,724  Intrado Corporation,
2017 Term
Loan, 9.273%,
(US0003M+4.000%),
10/10/2024 227,842
0.0
548,800  ION Trading Finance
Limited, 2021 USD
Term Loan, 10.288%,
(US0003M+4.750%),
04/03/2028 539,882
0.1
150,000  Ivanti Software, Inc.,
2021 2nd Lien Term
Loan, 12.420%,
(US0001M+7.250%),
12/01/2028 99,562
0.0
926,296  Ivanti Software,
Inc., 2021 Term
Loan B, 9.420%,
(US0001M+4.250%),
12/01/2027 786,869
0.1
708,361  Magenta Buyer LLC,
2021 USD 1st Lien
Term Loan, 10.030%,
(US0003M+4.750%),
07/27/2028 535,402
0.1
375,000  Magenta Buyer LLC,
2021 USD 2nd Lien
Term Loan, 13.530%,
(US0003M+8.250%),
07/27/2029 247,500
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
497,487  McAfee, LLC,
2022 USD Term
Loan B, 9.010%,
(TSFR1M+3.750%),
03/01/2029 $ 476,522
0.0
280,000  MH Sub I, LLC,
2021 2nd Lien Term
Loan, 11.353%,
(TSFR1M+6.250%),
02/23/2029 245,044
0.0
358,941  Mitchell International,
Inc., 2021 Term
Loan B, 8.943%,
(US0001M+3.750%),
10/15/2028 351,706
0.0
815,900  Open Text
Corporation, 2022
Term Loan B, 8.584%,
(TSFR1M+3.500%),
01/31/2030 818,522
0.1
208,145  Paysafe Holdings
(US) Corp, USD Term
Loan B1, 7.967%,
(TSFR1M+2.750%),
06/28/2028 202,291
0.0
400,000  Polaris Newco
LLC, USD Term
Loan B, 9.499%,
(US0003M+4.000%),
06/02/2028 368,500
0.0
175,000  Quartz Acquireco LLC,
Term Loan B, 8.580%,
(TSFR1M+3.500%),
06/28/2030 175,219
0.0
877,854  Rackspace Technology
Global, Inc., 2021
Term Loan B, 7.996%,
(TSFR1M+2.750%),
02/15/2028 407,983
0.0
862,808  Redstone Holdco
2 LP, 2021 Term
Loan, 10.005%,
(US0003M+4.750%),
04/27/2028 720,624
0.1
472,922  Rocket Software,
Inc., 2018 Term
Loan, 9.467%,
(US0001M+4.250%),
11/28/2025 469,079
0.0
302,603  SkillSoft Corporation,
2021 Term
Loan, 10.511%,
(TSFR1M+5.250%),
07/14/2028 266,669
0.0
369,187  Skopima Merger
Sub Inc., Term
Loan B, 9.193%,
(US0001M+4.000%),
05/12/2028 359,760
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
537,226  Sovos Compliance,
LLC, 2021 Term
Loan, 9.717%,
(TSFR1M+4.500%),
08/11/2028 $ 518,951
0.0
297,581  SS&C Technologies
Inc., 2022 Term
Loan B6, 7.453%,
(TSFR1M+2.250%),
03/22/2029 297,240
0.0
448,512  SS&C Technologies
Inc., 2022 Term
Loan B7, 7.453%,
(TSFR1M+2.250%),
03/22/2029 447,998
0.0
598,286  Travelport Finance
(Luxembourg) S.a.r.l.,
2021 Consented
Term Loan, 12.249%,
(US0003M+6.750%),
05/29/2026 381,407
0.0
740,583  Ultimate Software
Group Inc (The), 2021
Term Loan, 8.271%,
(TSFR3M+3.250%),
05/04/2026 727,796
0.1
865,806  Veritas US Inc.,
2021 USD Term
Loan B, 10.217%,
(US0001M+5.000%),
09/01/2025 710,177
0.1
145,081  Virgin Pulse, Inc., 2021
Term Loan, 8.967%,
(TSFR1M+3.750%),
04/06/2028 138,492
0.0
18,917,194
1.2
Telecommunications : 0.3%
375,480  Altice Financing
SA, 2022 USD
Term Loan, 9.986%,
(TSFR3M+5.000%),
10/31/2027 364,529
0.0
1,072,589  CCI Buyer, Inc.,
Term Loan, 9.242%,
(TSFR3M+4.000%),
12/17/2027 1,055,607
0.1
1,718  CenturyLink, Inc., 2020
Term Loan B, 7.467%,
(TSFR1M+2.250%),
03/15/2027 1,328
0.0
942,112  Connect Finco
Sarl, 2021 Term
Loan B, 8.700%,
(US0001M+3.500%),
12/11/2026 943,485
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Telecommunications: (continued)
2,550  Intelsat Jackson
Holdings S.A., 2021 Exit
Term Loan B, 9.444%,
(SOFRTE+4.250%),
02/01/2029 $ 2,540
0.0
304,261  Numericable Group
SA, USD Term
Loan B11, 8.023%,
(US0003M+2.750%),
07/31/2025 292,598
0.0
75,000
(1)
Radiate Holdco
LLC, 2021 Term
Loan B, 8.683%,
(SOFRTE+3.250%),
09/25/2026 62,822
0.0
447,551  Telesat Canada, Term
Loan B5, 8.030%,
(US0003M+2.750%),
12/07/2026 278,251
0.0
750,000  UPC Financing
Partnership, 2021 USD
Term Loan AX, 8.118%,
(US0001M+2.925%),
01/31/2029 738,937
0.1
249,370  ViaSat, Inc., Term
Loan, 9.603%,
(TSFR1M+4.500%),
03/02/2029 242,201
0.0
650,000  Virgin Media Bristol
LLC, 2020 USD Term
Loan Q, 8.443%,
(US0001M+3.250%),
01/31/2029 648,213
0.0
710,597  Zayo Group Holdings,
Inc., USD Term
Loan, 8.217%,
(TSFR1M+3.000%),
03/09/2027 559,976
0.0
5,190,487
0.3
Utilities : 0.0%
249,887  Nautilus Power,
LLC, 2023 Term
Loan B, 10.240%,
(TSFR3M+5.250%),
11/16/2026 187,415
0.0
532,267  Waterbridge Midstream
Operating LLC, Term
Loan B, 11.005%,
(US0003M+5.750%),
06/22/2026 530,104
0.0
717,519
0.0
Total Bank Loans
(Cost $125,731,730)
119,384,012
7.5
SOVEREIGN BONDS : 4.3%
BRL
10,600,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 10,012,193
0.6
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
BRL
9,850,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
05/15/2055 $ 9,229,884
0.6
1,000,000  Colombia Government
International Bond,
5.200
%,
05/15/2049 689,500
0.1
2,250,000
(2)
Guatemala Government
Bond,
6.600
%,
06/13/2036 2,266,694
0.2
MXN
385,750,000
(5)
Mexican Bonos M,
7.750
%,
05/29/2031 21,327,916
1.3
700,000  Mexico Government
International Bond,
3.750
%,
04/19/2071 468,689
0.0
1,500,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,531,736
0.1
600,000  Oman Government
International Bond,
6.000
%,
08/01/2029 601,378
0.0
500,000
(2)
Oman Government
International Bond,
6.750
%,
10/28/2027 517,447
0.0
600,000  Panama Government
International Bond,
3.160
%,
01/23/2030 526,802
0.0
1,200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 1,006,044
0.1
ZAR
335,750,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 14,624,313
0.9
3,365,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 2,966,577
0.2
800,000
(9)
Russian Foreign Bond
- Eurobond,
4.375
%,
03/21/2029 356,000
0.0
1,075,000
(2)
Serbia International
Bond,
6.500
%,
09/26/2033 1,056,874
0.1
450,000
(9)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 105,638
0.0
4,550,000
(9)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 1,098,188
0.1
975,000
(9)
Ukraine Government
International Bond
regs,
7.750
%,
09/01/2025 248,942
0.0
Total Sovereign Bonds
(Cost $69,373,774)
68,634,815
4.3
U.S. TREASURY OBLIGATIONS : 0.9%
United States Treasury Bonds : 0.0%
20,900
3.625
%,
02/15/2053 20,064
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes : 0.9%
684,000
0.125
%,
01/15/2024 $ 665,314
0.0
858,000
0.375
%,
09/30/2027 730,389
0.1
94,000
2.750
%,
08/15/2032 86,192
0.0
4,908,800
3.375
%,
05/15/2033 4,734,691
0.3
5,197,000
3.625
%,
05/31/2028 5,083,722
0.3
2,604,100
3.625
%,
05/31/2030 2,568,090
0.2
144,400
(5)
4.250
%,
05/31/2025 142,592
0.0
48,800
4.625
%,
06/30/2025 48,580
0.0
14,059,570
0.9
Total U.S. Treasury
Obligations
(Cost $14,308,437)
14,079,634
0.9
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Uniform Mortgage-Backed Securities : 0.0%
2,985
5.500
%,
10/01/2039 3,057
0.0
Total U.S. Government
Agency Obligations
(Cost $3,196)
3,057
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business & Equipment Services : 0.0%
5,366
(7)
Yak Access LLC Series
A
54
0.0
1,157
(7)
Yak Access LLC Series
B
11
0.0
65
0.0
Communication Services : 0.0%
26,277
(7)
Avaya, Inc.
328,463
0.0
3,256
(7)
GTT Communications,
Inc.
43,412
0.0
371,875
0.0
Consumer Discretionary : 0.0%
142,000
(7)
24 Hour Fitness
Worldwide, Inc.
852
0.0
Consumer Staples : 0.0%
2,038
(7)
Save-A-Lot, Inc./Moran
Foods
526
0.0
Total Common Stock
(Cost $711,129)
373,318
0.0
PREFERRED STOCK : 0.0%
Business & Equipment Services : 0.0%
137,359
(7)
Yak Access LLC Series
A
108,513
0.0
175,362
(7)
Yak Access Series B-1
3,507
0.0
4,957
(7)
Yak Access Series B-2
50
0.0
112,070
0.0
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Consumer Discretionary : 0.0%
189,193
(7)
24 Hour Fitness
Worldwide, Inc.
$ —
0.0
Financials : 0.0%
2,393
(7)
Bryn Mawr Bank Corp.
—
0.0
Total Preferred Stock
(Cost $344,806)
112,070
0.0
WARRANTS : 0.0%
Consumer, Cyclical : 0.0%
26,686
(7)
Cineworld Group PLC
and
—
0.0
Total Warrants
(Cost $–)
—
0.0
PURCHASED OPTIONS
(10)
: 0.1%
Total Purchased
Options
(Cost $4,320,922)
2,084,688
0.1
Total Long-Term
Investments
(Cost $1,652,588,565)
1,491,011,538
93.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.6%
Commercial Paper : 5.7%
5,000,000  American Electric
Power Co., Inc.,
5.330
%,
07/11/2023 4,991,979
0.3
2,400,000  American Electric
Power Co., Inc.,
5.486
%,
08/15/2023 2,384,245
0.2
5,325,000  Dominion Energy, Inc.,
5.380
%,
07/17/2023 5,311,698
0.3
1,550,000  Dominion Energy, Inc.,
5.530
%,
08/08/2023 1,540,890
0.1
2,918,000  Dominion Energy, Inc.,
5.700
%,
08/29/2023 2,890,911
0.2
12,000,000  Enbridge (US) Inc.,
5.600
%,
07/21/2023 11,961,472
0.8
8,000,000
Fiserv, Inc.,
5.310
%,
07/07/2023 7,991,864
0.5
7,000,000
Fiserv, Inc.,
5.360
%,
07/13/2023 6,986,653
0.4
3,000,000
HP, Inc.,
5.350
%,
07/14/2023 2,993,854
0.2
12,000,000
HP, Inc.,
5.450
%,
07/24/2023 11,962,718
0.8
15,000,000  Parker-Hannifin Corp.,
5.950
%,
09/29/2023 14,780,842
0.9
10,000,000  Sherwin-Williams Co.,
5.240
%,
07/05/2023 9,992,828
0.6
5,700,000  UnitedHealthcare,
5.140
%,
07/03/2023 5,697,594
0.4
Total Commercial Paper
(Cost $89,508,294)
89,487,548
5.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 1.9%
1,444,494
(11)
Bank of America
Inc., Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $1,445,095,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $1,473,384, due
04/01/35-09/01/61)
$ 1,444,494
0.1
2,202,494
(11)
Bethesda Securities,
LLC, Repurchase
Agreement dated
06/30/2023, 5.160%,
due 07/03/2023
(Repurchase
Amount $2,203,428,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $2,246,544, due
08/01/28-02/01/53)
2,202,494
0.1
7,090,125
(11)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/30/2023, 5.080%,
due 07/03/2023
(Repurchase
Amount $7,093,085,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$7,231,927, due
10/13/23-02/20/73)
7,090,125
0.5
3,873,351
(11)
Citadel Securities LLC,
Repurchase Agreement
dated 06/30/2023,
5.110%, due 07/03/2023
(Repurchase
Amount $3,874,978,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$3,952,503, due
07/15/23-02/15/53)
3,873,351
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements: (continued)
2,264,133
(11)
Mirae Asset Securities
(USA) Inc., Repurchase
Agreement dated
06/30/2023, 5.160%,
due 07/03/2023
(Repurchase
Amount $2,265,093,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.145%, Market
Value plus accrued
interest $2,310,409, due
06/26/26-03/20/73)
$ 2,264,133
0.1
7,346,624
(11)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase
Amount $7,349,679,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$7,493,556, due
07/31/23-05/20/53)
7,346,624
0.5
6,456,187
(11)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/30/2023, 5.150%,
due 07/03/2023
(Repurchase
Amount $6,458,920,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$6,585,465, due
07/15/25-02/15/51)
6,456,187
0.4
Total Repurchase
Agreements
(Cost $30,677,408)
30,677,408
1.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds: 1.2%
5,229,537
(12)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.999%
5,229,537
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
14,553,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.030%
$ 14,553,000
0.9
Total Mutual Funds
(Cost $19,782,537)
19,782,537
1.2
Total Short-Term
Investments
(Cost $139,968,239)
139,947,493
8.8
Total Investments in
Securities
(Cost $1,792,556,804) $ 1,630,959,031 102.3
Liabilities in Excess of
Other Assets
(37,564,952) (2.3)
Net Assets $ 1,593,394,079 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of June
30, 2023.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of June 30, 2023.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
All or a portion of this holding is subject to unfunded loan commitments. Please refer to for additional details.
(9)
Defaulted security.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
MXN Mexican Peso
ZAR South African Rand
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
PRIME Federal Reserve Bank Prime Loan Rate
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR
US0006M 6-month LIBOR
US0012M 12-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Business & Equipment Services $ — $ — $ 65 $ 65
Communication Services — — 371,875 371,875
Consumer Discretionary — — 852 852
Consumer Staples — — 526 526
Total Common Stock — — 373,318 373,318
Collateralized Mortgage Obligations — 424,695,221 — 424,695,221
Corporate Bonds/Notes — 328,546,097 — 328,546,097
Commercial Mortgage-Backed Securities — 293,838,654 219,895 294,058,549
Asset-Backed Securities — 239,040,077 — 239,040,077
Bank Loans — 119,384,012 — 119,384,012
Sovereign Bonds — 68,634,815 — 68,634,815
U.S. Treasury Obligations — 14,079,634 — 14,079,634
Purchased Options 526,110 1,558,578 — 2,084,688
Preferred Stock — — 112,070 112,070
U.S. Government Agency Obligations — 3,057 — 3,057
Warrants — — — —
Short-Term Investments 19,782,537 120,164,956 — 139,947,493
Total Investments, at fair value $ 20,308,647 $ 1,609,945,101 $ 705,283 $ 1,630,959,031
Other Financial Instruments+
Centrally Cleared Credit Default Swaps on
Securities - Buy Protection — 45,776 — 45,776
Centrally Cleared Interest Rate Swap — 7,773,190 — 7,773,190
Forward Foreign Currency Contracts — 2,487,639 — 2,487,639
Forward Premium Swaptions — 729,585 — 729,585
Futures 6,462,863 — — 6,462,863
Total Assets $ 26,771,510 $ 1,620,981,291 $ 705,283 $ 1,648,458,084
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swap $ — $ (16,274,948) $ — $ (16,274,948)
Forward Foreign Currency Contracts — (4,340,830) — (4,340,830)
Forward Premium Swaptions — (1,209,752) — (1,209,752)
Futures (6,302,947) — — (6,302,947)
Written Options (464,934) (11,794,876) — (12,259,810)
Total Liabilities $ (6,767,881) $ (33,620,406) $ — $ (40,388,287)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities
Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 8,347,725 MXN 144,494,953 Bank of America N.A. 07/14/23 $ (76,172)
USD 13,817,288 CAD 18,200,546 Bank of America N.A. 08/18/23 68,361
USD 11,330,999 NZD 18,367,643 Bank of America N.A. 08/18/23 61,020
USD 2,445,602 NOK 25,982,740 Bank of America N.A. 08/18/23 20,769
USD 3,581,233 GBP 2,809,941 Bank of America N.A. 08/18/23 11,717
USD 13,586,314 CAD 17,987,329 Bank of America N.A. 08/18/23 (1,545)
CAD 3,571,512 USD 2,709,815 Bank of America N.A. 08/18/23 (11,849)
USD 15,710,067 GBP 12,419,909 Barclays Bank PLC 08/18/23 (67,156)

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 24,477,933 USD 26,894,884 Barclays Bank PLC 08/18/23 $ (121,964)
BRL 1,263,160 USD 250,230 BNP Paribas 07/14/23 13,070
USD 15,355,147 AUD 22,719,971 BNP Paribas 08/18/23 199,556
AUD 19,863,322 USD 13,154,975 BNP Paribas 08/18/23 95,059
USD 11,327,099 NZD 18,359,220 BNP Paribas 08/18/23 62,288
USD 5,183,731 EUR 4,703,906 BNP Paribas 08/18/23 38,799
NOK 119,566,164 USD 11,136,841 BNP Paribas 08/18/23 21,643
USD 4,052,783 EUR 3,702,226 BNP Paribas 08/18/23 3,446
USD 1,205,281 EUR 1,100,805 BNP Paribas 08/18/23 1,267
EUR 4,559,411 USD 4,986,262 BNP Paribas 08/18/23 627
CAD 291,968 USD 220,940 BNP Paribas 08/18/23 (384)
NZD 19,281,892 USD 11,845,803 BNP Paribas 08/18/23 (14,861)
USD 22,672,571 EUR 20,759,186 BNP Paribas 08/18/23 (32,943)
CHF 15,434,773 USD 17,372,354 BNP Paribas 08/18/23 (43,130)
USD 12,011,130 NOK 129,303,132 BNP Paribas 08/18/23 (56,055)
CAD 12,326,026 USD 9,385,464 BNP Paribas 08/18/23 (74,226)
NZD 30,511,248 USD 18,798,398 BNP Paribas 08/18/23 (77,371)
EUR 17,981,939 USD 19,752,549 BNP Paribas 08/18/23 (84,670)
USD 23,205,616 MXN 418,466,640 Brown Brothers Harriman & Co. 07/14/23 (1,190,530)
USD 9,562,014 AUD 14,136,017 Citibank N.A. 08/18/23 132,438
USD 6,345,994 NZD 10,275,768 Citibank N.A. 08/18/23 41,010
USD 5,674,089 NZD 9,202,891 Citibank N.A. 08/18/23 27,398
EUR 4,977,918 USD 5,425,612 Citibank N.A. 08/18/23 19,022
EUR 3,317,237 USD 3,614,009 Citibank N.A. 08/18/23 14,244
USD 1,442,562 SEK 15,494,308 Citibank N.A. 08/18/23 2,798
SEK 16,906,745 USD 1,580,893 Citibank N.A. 08/18/23 (9,882)
CAD 5,172,897 USD 3,936,667 Citibank N.A. 08/18/23 (28,995)
EUR 9,399,126 USD 10,325,685 Citibank N.A. 08/18/23 (45,321)
NZD 9,366,165 USD 5,812,944 Citibank N.A. 08/18/23 (66,072)
AUD 41,724,300 USD 28,214,994 Citibank N.A. 08/18/23 (382,368)
MXN 193,772,640 USD 11,313,407 Goldman Sachs International 07/14/23 (16,675)
USD 2,050,176 BRL 10,041,985 Goldman Sachs International 07/14/23 (43,025)
USD 8,772,460 AUD 12,884,192 Goldman Sachs International 08/18/23 177,926
USD 4,423,714 CAD 5,816,405 Goldman Sachs International 08/18/23 29,927
USD 4,536,862 SEK 48,757,762 Goldman Sachs International 08/18/23 6,187
JPY 773,989,569 USD 5,404,619 Goldman Sachs International 08/18/23 (1,642)
AUD 4,425,095 USD 2,959,973 Goldman Sachs International 08/18/23 (8,167)
SEK 20,209,853 USD 1,901,396 Goldman Sachs International 08/18/23 (23,454)
GBP 6,942,022 USD 8,874,570 Goldman Sachs International 08/18/23 (56,000)
USD 12,343,314 GBP 9,776,031 Goldman Sachs International 08/18/23 (75,345)
JPY 1,009,381,051 USD 7,180,277 Goldman Sachs International 08/18/23 (134,106)
USD 16,451,114 BRL 82,555,801 HSBC Bank USA N.A. 07/14/23 (757,222)
USD 1,514,606 ZAR 29,027,309 Morgan Stanley Capital Services LLC 07/21/23 (24,806)
USD 13,536,128 ZAR 259,895,851 Morgan Stanley Capital Services LLC 07/21/23 (246,988)
USD 15,915,670 NZD 25,806,126 Morgan Stanley Capital Services LLC 08/18/23 81,602
USD 10,117,487 NZD 16,376,373 Morgan Stanley Capital Services LLC 08/18/23 69,307
USD 16,116,401 CHF 14,307,979 Morgan Stanley Capital Services LLC 08/18/23 52,273
USD 6,214,336 CAD 8,161,632 Morgan Stanley Capital Services LLC 08/18/23 48,934
CHF 9,026,226 USD 10,113,472 Morgan Stanley Capital Services LLC 08/18/23 20,624
NOK 22,458,445 USD 2,084,268 Morgan Stanley Capital Services LLC 08/18/23 11,661
CAD 7,698,497 USD 5,815,085 Morgan Stanley Capital Services LLC 08/18/23 458
GBP 7,653,505 USD 9,730,861 Morgan Stanley Capital Services LLC 08/18/23 (8,482)
USD 1,199,515 NOK 12,970,461 Morgan Stanley Capital Services LLC 08/18/23 (10,951)
SEK 26,156,313 USD 2,443,656 Morgan Stanley Capital Services LLC 08/18/23 (13,156)
USD 11,987,987 EUR 10,979,069 Morgan Stanley Capital Services LLC 08/18/23 (20,452)
USD 7,626,582 GBP 6,044,544 Morgan Stanley Capital Services LLC 08/18/23 (51,906)
SEK 71,844,123 USD 6,736,056 Morgan Stanley Capital Services LLC 08/18/23 (60,147)
CAD 12,034,233 USD 9,152,483 Morgan Stanley Capital Services LLC 08/18/23 (61,668)
USD 24,344,060 CHF 21,750,449 Morgan Stanley Capital Services LLC 08/18/23 (76,019)
USD 4,821,887 AUD 7,115,360 Standard Chartered Bank 08/18/23 75,513
AUD 12,917,117 USD 8,555,343 Standard Chartered Bank 08/18/23 61,154
NZD 7,112,431 USD 4,316,456 Standard Chartered Bank 08/18/23 47,574

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
NZD 9,651,466 USD 5,875,745 Standard Chartered Bank 08/18/23 $ 46,181
NZD 5,829,341 USD 3,547,638 Standard Chartered Bank 08/18/23 29,117
USD 7,510,956 AUD 11,223,902 Standard Chartered Bank 08/18/23 23,937
USD 5,325,861 GBP 4,177,408 Standard Chartered Bank 08/18/23 19,228
USD 1,880,005 JPY 266,572,449 Standard Chartered Bank 08/18/23 19,146
USD 4,120,683 GBP 3,231,436 Standard Chartered Bank 08/18/23 15,735
USD 2,150,552 AUD 3,210,132 Standard Chartered Bank 08/18/23 9,201
USD 1,347,508 JPY 192,197,443 Standard Chartered Bank 08/18/23 5,838
CHF 1,663,973 USD 1,866,152 Standard Chartered Bank 08/18/23 2,056
USD 3,952,610 EUR 3,612,501 Standard Chartered Bank 08/18/23 1,411
USD 2,410,849 CHF 2,146,351 Standard Chartered Bank 08/18/23 1,057
CHF 1,218,141 USD 1,366,703 Standard Chartered Bank 08/18/23 952
USD 1,725,540 CAD 2,284,186 Standard Chartered Bank 08/18/23 37
JPY 709,899,654 USD 4,955,642 Standard Chartered Bank 08/18/23 (56)
USD 2,296,615 CHF 2,046,202 Standard Chartered Bank 08/18/23 (736)
NZD 6,231,826 USD 3,827,781 Standard Chartered Bank 08/18/23 (4,070)
GBP 5,054,923 USD 6,426,162 Standard Chartered Bank 08/18/23 (4,807)
JPY 307,550,809 USD 2,152,092 Standard Chartered Bank 08/18/23 (5,176)
GBP 3,003,850 USD 3,821,186 Standard Chartered Bank 08/18/23 (5,343)
GBP 3,215,314 USD 4,091,453 Standard Chartered Bank 08/18/23 (6,985)
CHF 3,721,309 USD 4,188,274 Standard Chartered Bank 08/18/23 (10,215)
USD 3,134,654 JPY 450,827,235 Standard Chartered Bank 08/18/23 (12,429)
JPY 366,897,339 USD 2,576,296 Standard Chartered Bank 08/18/23 (15,102)
USD 4,331,402 JPY 622,914,509 Standard Chartered Bank 08/18/23 (16,968)
JPY 764,228,202 USD 5,365,886 Standard Chartered Bank 08/18/23 (31,049)
MXN 152,745,943 USD 8,787,350 State Street Bank and Trust Co. 07/14/23 117,571
MXN 139,871,992 USD 8,090,045 State Street Bank and Trust Co. 07/14/23 64,339
MXN 69,685,694 USD 4,035,746 State Street Bank and Trust Co. 07/14/23 26,853
BRL 1,199,321 USD 235,341 State Street Bank and Trust Co. 07/14/23 14,651
MXN 73,851,293 USD 4,314,740 State Street Bank and Trust Co. 07/14/23 (9,291)
USD 9,792,734 MXN 168,195,874 State Street Bank and Trust Co. 07/14/23 (12,900)
USD 25,474,817 JPY 3,585,091,434 State Street Bank and Trust Co. 08/18/23 448,423
USD 5,361,852 CAD 7,062,574 State Street Bank and Trust Co. 08/18/23 26,693
USD 4,791,213 GBP 3,755,798 State Street Bank and Trust Co. 08/18/23 20,158
USD 4,810,826 JPY 686,293,047 State Street Bank and Trust Co. 08/18/23 20,030
USD 2,474,102 SEK 26,451,513 State Street Bank and Trust Co. 08/18/23 16,171
CHF 5,121,505 USD 5,738,987 State Street Bank and Trust Co. 08/18/23 11,127
NOK 28,702,056 USD 2,670,209 State Street Bank and Trust Co. 08/18/23 8,403
USD 2,979,549 AUD 4,454,321 State Street Bank and Trust Co. 08/18/23 8,248
USD 2,414,704 GBP 1,895,202 State Street Bank and Trust Co. 08/18/23 7,197
CHF 4,095,166 USD 4,592,808 State Street Bank and Trust Co. 08/18/23 4,995
USD 1,718,448 EUR 1,570,034 State Street Bank and Trust Co. 08/18/23 1,212
NOK 53,552,958 USD 5,003,612 State Street Bank and Trust Co. 08/18/23 (5,795)
USD 7,867,293 CHF 7,015,175 State Street Bank and Trust Co. 08/18/23 (8,918)
USD 5,961,836 GBP 4,711,897 State Street Bank and Trust Co. 08/18/23 (23,767)
JPY 370,808,276 USD 2,615,562 State Street Bank and Trust Co. 08/18/23 (27,066)
EUR 12,319,700 USD 13,539,215 State Street Bank and Trust Co. 08/18/23 (64,452)
$ (1,853,191)
At June 30, 2023, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 2,652 09/29/23 $ 284,012,625 $ (5,806,342)
U.S. Treasury Ultra 10-Year Note 306 09/20/23 36,241,875 (438,118)
$ 320,254,500 $ (6,244,460)
Short Contracts:
U.S. Treasury 10-Year Note (2,389) 09/20/23 (268,202,578) 5,071,680
U.S. Treasury 2-Year Note (430) 09/29/23 (87,437,813) 1,252,313

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury Long Bond (484) 09/20/23 $ (61,422,625) $ 138,870
U.S. Treasury Ultra Long Bond (47) 09/20/23 (6,402,281) (58,487)
$ (423,465,297) $ 6,404,376
At June 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income
Opportunities Fund:
Centrally Cleared Credit Default Swaps on Securities - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
Prudential Financial Inc. 3.50% due 05/15/2024 — 1.000 12/20/24 USD 15,120,000 $ (86,005) $ 45,776
$ (86,005) $ 45,776
(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities
Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-month Brazilian Interbank Deposit Average Annual 10.275 Annual 01/04/27 BRL 87,003,146 $ 140,988 $ 140,988
Pay 1-day Secured Overnight Financing Rate Annual 3.406 Annual 09/13/33 USD 2,326,000 (19,678) (19,678)
Pay 1-day Secured Overnight Financing Rate Annual 2.988 Annual 03/16/33 USD 3,806,000 (21,562) (21,562)
Pay 1-day Secured Overnight Financing Rate Annual 3.435 Annual 08/23/33 USD 5,469,000 (39,932) (39,932)
Pay 1-day Secured Overnight Financing Rate Annual 3.415 Annual 08/23/33 USD 5,668,000 (50,735) (50,735)
Pay 1-day Secured Overnight Financing Rate Annual 4.472 Annual 02/20/25 USD 6,672,000 (16,608) (16,608)
Pay 1-day Secured Overnight Financing Rate Annual 3.216 Annual 05/12/33 USD 6,805,675 (210,762) (210,762)
Pay 1-day Secured Overnight Financing Rate Annual 3.421 Annual 09/13/33 USD 7,613,000 (55,217) (55,217)
Pay 1-day Secured Overnight Financing Rate Annual 3.405 Annual 09/13/33 USD 7,993,000 (68,581) (68,581)
Pay 1-day Secured Overnight Financing Rate Annual 3.332 Annual 02/20/25 USD 8,847,140 (116,512) (116,512)
Pay 1-day Secured Overnight Financing Rate Annual 3.392 Annual 09/13/33 USD 9,516,000 (91,841) (91,841)
Pay 1-day Secured Overnight Financing Rate Annual 3.214 Annual 05/12/33 USD 13,611,351 (423,803) (423,803)
Pay 1-day Secured Overnight Financing Rate Annual 3.212 Annual 05/12/33 USD 14,156,299 (443,388) (443,388)
Pay 1-day Secured Overnight Financing Rate Annual 3.164 Annual 05/12/33 USD 14,849,000 (524,880) (524,880)
Pay 1-day Secured Overnight Financing Rate Annual 3.139 Annual 05/12/33 USD 16,085,764 (602,184) (602,184)
Pay 1-day Secured Overnight Financing Rate Annual 3.233 Annual 05/12/33 USD 16,086,000 (475,962) (475,962)
Pay 1-day Secured Overnight Financing Rate Annual 4.362 Annual 02/20/25 USD 17,559,000 (61,766) (61,766)
Pay 1-day Secured Overnight Financing Rate Annual 3.456 Annual 05/17/33 USD 18,809,000 (202,846) (202,846)
Pay 1-day Secured Overnight Financing Rate Annual 3.085 Annual 05/10/33 USD 19,799,000 (831,702) (831,702)
Pay 1-day Secured Overnight Financing Rate Annual 3.200 Annual 05/12/33 USD 19,799,000 (640,307) (640,307)
Pay 1-day Secured Overnight Financing Rate Annual 3.289 Annual 05/10/33 USD 27,222,874 (681,575) (681,575)
Pay 1-day Secured Overnight Financing Rate Annual 3.065 Annual 05/11/33 USD 27,718,000 (1,209,291) (1,209,291)
Pay 1-day Secured Overnight Financing Rate Annual 3.058 Annual 05/10/33 USD 30,935,000 (1,368,299) (1,368,299)
Pay 1-day Secured Overnight Financing Rate Annual 3.483 Annual 05/10/33 USD 37,122,323 (330,371) (330,371)
Pay 1-day Secured Overnight Financing Rate Annual 3.270 Annual 02/20/25 USD 40,521,000 (557,244) (557,244)
Pay 1-day Secured Overnight Financing Rate Annual 2.995 Annual 06/09/33 USD 49,496,000 (2,367,947) (2,367,947)
Pay 1-day Secured Overnight Financing Rate Annual 3.391 Annual 08/25/24 USD 160,000,000 (4,523,016) (4,523,016)

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 28-day MXN TIIE-BANXICO Annual 8.100 Annual 06/17/33 MXN 181,890,000 $ (10,524) $ (10,524)
Receive 1-day Secured Overnight Financing Rate Annual 3.319 Annual 10/13/33 USD 472,000 6,534 6,534
Receive 1-day Secured Overnight Financing Rate Annual 3.506 Annual 10/13/33 USD 1,180,000 (1,735) (1,735)
Receive 1-day Secured Overnight Financing Rate Annual 3.475 Annual 10/13/33 USD 1,298,000 1,362 1,362
Receive 1-day Secured Overnight Financing Rate Annual 3.147 Annual 10/13/33 USD 1,652,000 46,170 46,170
Receive 1-day Secured Overnight Financing Rate Annual 3.445 Annual 10/13/33 USD 1,652,000 5,880 5,880
Receive 1-day Secured Overnight Financing Rate Annual 3.405 Annual 08/23/33 USD 2,450,000 23,941 23,941
Receive 1-day Secured Overnight Financing Rate Annual 3.427 Annual 09/13/33 USD 4,652,000 31,378 31,378
Receive 1-day Secured Overnight Financing Rate Annual 3.463 Annual 08/23/33 USD 7,919,000 39,229 39,229
Receive 1-day Secured Overnight Financing Rate Annual 3.337 Annual 05/11/33 USD 10,394,488 218,109 218,109
Receive 1-day Secured Overnight Financing Rate Annual 3.172 Annual 05/16/33 USD 10,642,000 366,313 366,313
Receive 1-day Secured Overnight Financing Rate Annual 3.408 Annual 08/23/33 USD 11,137,000 105,321 105,321
Receive 1-day Secured Overnight Financing Rate Annual 4.426 Annual 02/20/25 USD 11,143,000 32,560 32,560
Receive 1-day Secured Overnight Financing Rate Annual 3.543 Annual 08/23/33 USD 11,879,000 (19,652) (19,652)
Receive 1-day Secured Overnight Financing Rate Annual 4.369 Annual 02/20/25 USD 13,507,000 46,651 46,651
Receive 1-day Secured Overnight Financing Rate Annual 3.598 Annual 05/12/33 USD 13,612,000 (10,882) (10,882)
Receive 1-day Secured Overnight Financing Rate Annual 3.689 Annual 05/12/33 USD 13,612,000 (114,490) (114,490)
Receive 1-day Secured Overnight Financing Rate Annual 4.258 Annual 02/20/25 USD 14,452,000 64,930 64,930
Receive 1-day Secured Overnight Financing Rate Annual 3.296 Annual 05/12/33 USD 14,849,000 361,867 361,867
Receive 1-day Secured Overnight Financing Rate Annual 3.718 Annual 02/20/25 USD 15,803,000 150,989 150,989
Receive 1-day Secured Overnight Financing Rate Annual 4.073 Annual 02/20/25 USD 17,559,000 109,330 109,330
Receive 1-day Secured Overnight Financing Rate Annual 4.116 Annual 02/20/25 USD 17,559,000 102,259 102,259
Receive 1-day Secured Overnight Financing Rate Annual 3.564 Annual 02/20/25 USD 17,762,000 195,239 195,239
Receive 1-day Secured Overnight Financing Rate Annual 3.525 Annual 09/13/33 USD 18,186,000 (24,706) (24,706)
Receive 1-day Secured Overnight Financing Rate Annual 3.483 Annual 05/12/33 USD 21,036,000 184,683 184,683
Receive 1-day Secured Overnight Financing Rate Annual 4.464 Annual 02/20/25 USD 23,907,000 61,379 61,379
Receive 1-day Secured Overnight Financing Rate Annual 3.559 Annual 02/20/25 USD 27,689,000 305,668 305,668
Receive 1-day Secured Overnight Financing Rate Annual 4.586 Annual 02/20/25 USD 28,365,000 40,263 40,263
Receive 1-day Secured Overnight Financing Rate Annual 4.711 Annual 02/20/25 USD 33,768,000 8,545 8,545
Receive 1-day Secured Overnight Financing Rate Annual 3.643 Annual 05/12/33 USD 34,648,000 (156,950) (156,950)
Receive 1-day Secured Overnight Financing Rate Annual 3.180 Annual 05/11/33 USD 82,907,000 2,822,599 2,822,599
Receive 1-day Secured Overnight Financing Rate Annual 3.292 Annual 05/12/33 USD 93,301,000 2,301,003 2,301,003
$ (8,501,758) $ (8,501,758)
At June 30, 2023, the following purchased exchange-traded options were outstanding for Voya Strategic Income Opportunities
Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts Notional Amount Cost Fair Value
3-month EURIBOR
Call 12/18/23 96.00 EUR 1,196 EUR 287,787,500 $ 551,882 $ 526,110
$ 551,882 $ 526,110
At June 30, 2023, the following exchange-traded written options were outstanding for Voya Strategic Income Opportunities
Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3-month EURIBOR
Call 12/18/23 96.25 EUR 1,196 EUR 287,787,500 $ 474,757 $ (464,934)
$ 474,757 $ (464,934)
At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income
Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call EUR vs. Put USD BNP Paribas 07/10/23 1.115 USD 17,046,000 $ 109,305 $ 1,901
Call EUR vs. Put USD Goldman Sachs & Co. 07/10/23 1.100 USD 17,046,000 75,117 24,930
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 12,280,000 609,088 81,729
Call JPY vs. Put USD Goldman Sachs & Co. 07/07/23 115.000 USD 2,095,300 188,577 —
Call USD vs. Put EUR BNP Paribas 07/10/23 1.085 USD 17,046,000 102,575 35,401
Call USD vs. Put EUR Goldman Sachs & Co. 07/10/23 1.100 USD 17,046,000 108,297 157,230
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 15,517,000 276,203 197,940
Call USD vs. Put JPY BNP Paribas 09/05/23 154.000 USD 1,716,000 84,963 70,008

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 15,517,000 $ 296,064 $ 197,940
$ 1,850,189 767,079
At June 30, 2023, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities
Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call EUR vs. Put USD BNP Paribas 07/12/23 1.100 USD 17,046,000 $ 205,751 $ (30,820)
Call EUR vs. Put USD Goldman Sachs & Co. 07/10/23 1.115 USD 17,046,000 14,180 (1,901)
Call JPY vs. Put USD Bank of America N.A. 07/03/23 138.000 USD 17,105,000 196,707 (3)
Call MXN vs. Put USD Bank of America N.A. 08/31/23 18.000 USD 17,910,000 199,159 (776,234)
Call USD vs. Put EUR BNP Paribas 07/12/23 1.100 USD 17,046,000 189,423 (161,498)
Call USD vs. Put EUR Goldman Sachs & Co. 07/10/23 1.085 USD 17,046,000 24,343 (35,401)
Call USD vs. Put JPY Bank of America N.A. 07/03/23 138.000 USD 17,105,000 215,780 (743,131)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 15,517,000 439,441 (297,301)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 15,517,000 425,166 (297,301)
Call USD vs. Put MXN Bank of America N.A. 08/31/23 18.750 USD 42,307,000 1,310,248 (96,996)
$ 3,220,198 (2,440,586)
At June 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income
Opportunities Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 33,783,000 $ 391,883 $ 155,665
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.208%
1-day Secured Overnight
Financing Rate 05/09/24 USD 33,783,000 371,613 168,849
Call on 1-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 101,347,000 1,155,355 466,985
$ 1,918,851 791,499
At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities
Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Bank of America N.A. Pay 3.550%
1-day Secured Overnight
Financing Rate 09/11/23 USD 21,146,000 $ 571,999 $ (344,890)
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Pay 3.033%
1-day Secured Overnight
Financing Rate 10/11/23 USD 11,802,000 316,589 (66,940)
Call on 10-Year Interest
Rate Swap
(1)
Citibank N.A. Pay 3.540%
1-day Secured Overnight
Financing Rate 09/11/23 USD 42,292,000 1,143,999 (672,023)
Call on 10-Year Interest
Rate Swap
(1)
Goldman Sachs
& Co. Pay 3.460%
1-day Secured Overnight
Financing Rate 08/21/23 USD 49,496,000 1,249,774 (478,970)
Call on 10-Year Interest
Rate Swap
(1)
Goldman Sachs
International Pay 3.570%
1-day Secured Overnight
Financing Rate 09/07/23 USD 21,146,000 564,862 (351,825)
Call on 1-Year Interest
Rate Swap
(1)
Barclays Bank PLC Pay 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 67,535,000 317,752 (162,151)
Call on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 135,070,000 587,892 (140,972)
Put on 10-Year Interest
Rate Swap
(2)
Bank of America N.A. Receive 3.550%
1-day Secured Overnight
Financing Rate 09/11/23 USD 21,146,000 571,999 (309,744)
Put on 10-Year Interest
Rate Swap
(2)
Bank of America N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 101,347,000 1,124,952 (1,258,182)
Put on 10-Year Interest
Rate Swap
(2)
Bank of America N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 33,783,000 391,883 (419,402)
Put on 10-Year Interest
Rate Swap
(2)
BNP Paribas Receive 3.033%
1-day Secured Overnight
Financing Rate 10/11/23 USD 11,802,000 316,589 (525,902)
Put on 10-Year Interest
Rate Swap
(2)
Citibank N.A. Receive 3.540%
1-day Secured Overnight
Financing Rate 09/11/23 USD 42,292,000 1,143,999 (636,342)
Put on 10-Year Interest
Rate Swap
(2)
Goldman Sachs
& Co. Receive 3.460%
1-day Secured Overnight
Financing Rate 08/21/23 USD 49,496,000 1,249,774 (821,989)

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Put on 10-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.570%
1-day Secured Overnight
Financing Rate 09/07/23 USD 21,146,000 $ 564,863 $ (284,300)
Put on 10-Year Interest
Rate Swap
(2)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/09/24 USD 33,783,000 371,613 (433,453)
Put on 1-Year Interest
Rate Swap
(2)
Barclays Bank PLC Receive 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 67,535,000 317,752 (562,016)
Put on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 135,070,000 587,892 (1,885,189)
$ 11,394,183 (9,354,290)
At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income
Opportunities Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 22,958,000 $ 4,017,650 $ 338
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 53,680,100 4,017,650 (208,715)
$ 8,035,300 (208,377)
At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income
Opportunities Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Pay
1-day Secured Overnight
Financing Rate 06/17/24 USD 187,869,000 $ 1,071,323 $ 138,058
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Pay
1-day Secured Overnight
Financing Rate 06/12/24 USD 187,869,000 1,075,550 380,261
Call on 5-Year Interest
Rate Swap Bank of America N.A. 3.038% Pay
1-day Secured Overnight
Financing Rate 03/27/28 USD 10,573,000 448,295 42,742
Call on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.060% Pay
1-day Secured Overnight
Financing Rate 03/14/28 USD 21,146,000 921,477 122,969
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Receive
1-day Secured Overnight
Financing Rate 06/17/24 USD 187,869,000 1,071,323 (466,357)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Receive
1-day Secured Overnight
Financing Rate 06/12/24 USD 187,869,000 1,148,198 (529,501)
Put on 5-Year Interest
Rate Swap Bank of America N.A. 3.038% Receive
1-day Secured Overnight
Financing Rate 03/27/28 USD 10,573,000 448,295 (5,179)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.060% Receive
1-day Secured Overnight
Financing Rate 03/14/28 USD 21,146,000 921,477 45,217
$ 7,105,938 (271,790)
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR EU Euro
GBP British Pound
Currency Abbreviations:
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Strategic Income Opportunities Fund
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 47,755,592
Gross Unrealized Depreciation (178,884,329)
Net Unrealized Depreciation $ (131,128,737)